UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

Investor Class (ABHYX)	May 31, 2026

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.60%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Investor Class returned 7.42% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.42%	0.74%	2.85%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,726,843
Management Fees (dollars paid during the reporting period)	$2,670,278
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	418

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934804

ANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

I Class (AYMIX)	May 31, 2026

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.40%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund I Class returned 7.51% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.51%	0.92%	3.04%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,726,843
Management Fees (dollars paid during the reporting period)	$2,670,278
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	418

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934663

ANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

Y Class (AYMYX)	May 31, 2026

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Y Class returned 7.67% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.67%	0.95%	3.39%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.40%	—
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.30%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,726,843
Management Fees (dollars paid during the reporting period)	$2,670,278
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	418

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934622

ANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

A Class (AYMAX)	May 31, 2026

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.85%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund A Class returned 7.03% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.03%	0.47%	2.58%
A Class - with sales charge	2.21%	-0.45%	2.11%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,726,843
Management Fees (dollars paid during the reporting period)	$2,670,278
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	418

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934861

ANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

C Class (AYMCX)	May 31, 2026

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$165	1.60%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund C Class returned 6.36% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.36%	-0.28%	1.82%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,726,843
Management Fees (dollars paid during the reporting period)	$2,670,278
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	418

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934879

ANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

Investor Class (TWTIX)	May 31, 2026

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Investor Class returned 6.29% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.29%	1.00%	2.08%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,884,595,694
Management Fees (dollars paid during the reporting period)	$10,716,430
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	1,811

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934507

ANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

I Class (AXBIX)	May 31, 2026

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.27%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund I Class returned 6.41% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	6.41%	1.18%	2.28%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,884,595,694
Management Fees (dollars paid during the reporting period)	$10,716,430
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	1,811

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934846

ANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

Y Class (ATBYX)	May 31, 2026

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$25	0.24%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Y Class returned 6.54% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.54%	1.23%	2.59%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.40%	—
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,884,595,694
Management Fees (dollars paid during the reporting period)	$10,716,430
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	1,811

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934614

ANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

A Class (TWWOX)	May 31, 2026

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$74	0.72%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund A Class returned 5.93% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.93%	0.73%	1.82%
A Class - with sales charge	1.16%	-0.19%	1.36%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,884,595,694
Management Fees (dollars paid during the reporting period)	$10,716,430
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	1,811

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934648

ANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

C Class (TWTCX)	May 31, 2026

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$151	1.47%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund C Class returned 5.14% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.14%	-0.02%	1.06%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,884,595,694
Management Fees (dollars paid during the reporting period)	$10,716,430
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	1,811

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934630

ANNUAL SHAREHOLDER REPORT
Tax-Free Money Market Fund

Investor Class (BNTXX)	May 31, 2026

This annual shareholder report contains important information about Tax-Free Money Market Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

Fund Statistics
Net Assets	$150,456,883
Management Fees (dollars paid during the reporting period)	$770,990
Total Number of Portfolio Holdings	83
7-Day Current Yield - Investor Class	1.32%
7-Day Effective Yield - Investor Class	1.33%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934408

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$68,500
FY 2026:	$70,897

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

May 31, 2026

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)
Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)
Tax-Free Money Market Fund
Investor Class (BNTXX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - High-Yield Municipal Fund
MAY 31, 2026

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.1%
Alabama — 3.7%
Baldwin County Industrial Development Authority Rev., (Novelis Corp.), VRN, 4.30%, 3/1/56(1)	$1,000,000	$983,774
Black Belt Energy Gas District Rev., 5.00%, 5/1/32 (GA: BP PLC)	2,500,000	2,641,909
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: Bank of Montreal)	1,725,000	1,851,536
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	2,205,000	2,370,217
Black Belt Energy Gas District Rev., 5.00%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,586,341
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	715,000	760,063
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	2,075,000	2,091,367
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,045,067
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,250,000	1,333,540
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	1,085,000	1,150,916
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	640,402
Jefferson Sewer County Rev., 5.25%, 10/1/49	2,000,000	2,078,109
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	330,000	311,141
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,400,000	2,543,308
		21,387,690
Arizona — 4.9%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	1,913,921
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada Fire Mesa/Red Rock/Pebble Obligated Group), 5.00%, 7/15/49	1,675,000	1,537,196
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,000,766
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	70
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	14
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	230,000	227,763
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,322,814
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	3,040,162
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	794,753
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,458,621
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,444,691
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	478,571
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	445,000	444,993
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	733,770
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,360,631
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	1,165,000	1,049,507
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,311,967
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	962,073
Sierra Vista Industrial Development Authority Rev., (ALA Johnston Holdings LLC), 5.50%, 6/15/36(1)	1,250,000	1,227,398
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/54(1)	2,000,000	1,745,238
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	685,307
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	3,696,322
		28,436,548
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,028,769
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	687,663
		2,716,432

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
California — 4.9%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	$8,000,000	$1,865,119
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	166,897
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	3,680,000	2,060,800
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	665,000	670,229
City & County of San Francisco Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 5.75%, 9/1/50(1)	850,000	891,294
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,199,729
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	2,140,000	1,603,306
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,963,463
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	1,902,391
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	2,000,000	1,386,071
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,320,738
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	2,450,000	2,217,043
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	825,000	705,729
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	342,701
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	594,910
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	974,964
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,377,762
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,805,693
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	1,090,000	1,093,625
		28,142,464
Colorado — 5.0%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	966,924
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	814,721
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,011,680
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	423,124
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.50%, 12/1/55	3,325,000	3,483,448
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	243,000	243,030
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	615,000	651,940
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,283,000	2,289,907
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,625,000	1,630,017
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,019,898
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,204,229
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	1,500,000	1,577,179
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	529,107
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.375%, 12/1/40	1,645,000	1,680,502
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.75%, 12/1/45	1,000,000	1,020,515
Red Barn Metropolitan District GO, 5.50%, 12/1/55	940,000	949,007
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,164,795
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	503,410
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,000,426
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,549,144

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	$288,000	$299,545
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,334,634
Village Metropolitan District GO, 5.75%, 12/1/55	1,080,000	1,096,664
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	300,756
		28,744,602
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,466,825
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,690,858
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	900,000	908,748
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.75%, 10/1/32	1,000,000	1,035,959
		7,102,390
Delaware — 0.8%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,105,000	1,114,073
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	750,000	756,401
Town of Millsboro Special Tax, (Town of Millsboro DE Plantation Lakes Special Development District), 5.25%, 7/1/48(1)	2,991,000	2,970,375
		4,840,849
District of Columbia — 0.5%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	749,218
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	10,000,000	1,852,979
		2,602,197
Florida — 8.9%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.75%, 10/1/30	1,000,000	1,000,706
Babcock Ranch Community Independent Special District Special Assessment, (Babcock Ranch Community Independent Special District Assessment Area 1), 5.25%, 11/1/46	250,000	250,057
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/64(1)	1,000,000	892,404
Capital Projects Finance Authority Rev., (PRG - UnionWest Properties LLC), 5.00%, 6/1/54(1)	250,000	208,708
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,078,903
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	4,860,000	4,353,420
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/50(1)	2,200,000	1,976,315
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,579,705
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,215,000	1,223,617
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,285,000	1,285,210
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	2,220,000	2,235,086
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,344,126
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/35	1,000,000	1,057,570
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	465,000	490,070
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	2,000,000	2,113,069
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,068,129
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	706,536
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	725,449
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	650,000	650,665
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,500,000	1,551,226
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	2,000,000	2,042,122
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy Obligated Group), 5.25%, 9/15/44	950,000	946,032
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/46	2,000,000	2,007,072
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 5.75%, 11/1/47	1,720,000	1,728,150

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	$960,000	$1,030,226
Tomoka Community Development District Special Assessment, (Tomoka Community Development District Series 2017), 5.50%, 5/1/35	2,500,000	2,528,227
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.625%, 1/1/30(1)	750,000	750,283
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2016), 3.625%, 5/1/31	1,775,000	1,741,370
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2018 Phase II), 4.375%, 5/1/50	2,385,000	2,169,063
Village Community Development District No. 13 Special Assessment (Village Community Development District No. 13 Phase I Series 2019), 3.70%, 5/1/50	1,875,000	1,499,132
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	2,115,000	1,563,017
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	2,785,000	2,829,291
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	965,000	971,320
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.80%, 5/1/55(1)	495,000	471,983
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,055,000	1,056,437
Winter Garden Village at Fowler Groves Community Development District Special Assessment, (Winter Garden Village at Fowler Groves Cmnty Development Dist 2016), 4.125%, 5/1/37	1,995,000	1,991,523
		51,116,219
Georgia — 3.4%
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	801,951
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	2,500,000	2,536,999
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,148,639
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/54	1,250,000	1,048,664
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	2,020,000	1,951,543
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,116,293
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,840,737
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	500,000	528,097
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	3,000,000	3,225,453
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,500,000	1,589,873
		19,788,249
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	3,163,274
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,057,625
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	2,000,000	1,898,682
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	411,309
		6,530,890
Illinois — 6.4%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,522,885
Chicago GO, 6.00%, 1/1/50	1,200,000	1,262,869
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,748,593
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,366,301
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	761,663
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AG)	1,000,000	1,029,398
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/36	1,415,000	1,595,692
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	500,000	517,260
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,500,000	1,499,413
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,409,982
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,000,685

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/49(1)	$1,840,000	$1,758,035
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	1,090,000	1,139,302
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	1,250,000	1,351,493
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,101,560
State of Illinois GO, 5.00%, 10/1/33	900,000	933,851
State of Illinois GO, 5.50%, 5/1/39	985,000	1,047,543
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,530,563
State of Illinois GO, 5.50%, 4/1/51	2,500,000	2,665,379
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association IL), 4.00%, 6/1/36	2,000,000	1,819,799
		37,062,266
Indiana — 0.7%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	243,494
Indiana Finance Authority Rev., (Duke Energy Indiana LLC), VRDN, 2.85%, 6/1/26 (LOC: Sumitomo Mitsui Banking Corp.)	245,000	245,000
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	880,000	890,841
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	1,255,000	1,177,131
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	927,000	949,710
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	175,000	179,728
Valparaiso Rev., (Pratt Paper IN LLC), 5.00%, 1/1/54(1)	100,000	98,042
		3,783,946
Iowa — 1.7%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,596,600
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,106,621
Muscatine Power & Water Electric Rev., 5.00%, 12/1/41 (AG)	500,000	544,422
Muscatine Power & Water Electric Rev., 5.00%, 12/1/42 (AG)	750,000	813,836
Muscatine Power & Water Electric Rev., 5.00%, 12/1/43 (AG)	800,000	862,125
Muscatine Power & Water Electric Rev., 5.00%, 12/1/46 (AG)	650,000	680,890
PEFA, Inc. Rev., 5.00%, 4/1/35 (GA: Massachusetts Mutual Life)(5)	2,000,000	2,132,342
		9,736,836
Kansas — 0.5%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	881,772
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	590,000	569,414
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 4.125%, 9/1/33(1)	385,000	386,220
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)	1,000,000	1,004,868
		2,842,274
Kentucky — 0.2%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,335,529
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Christwood Obligated Group), 5.25%, 11/15/53(1)	500,000	480,201
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	1,200,000	1,211,786
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,376,027
		3,068,014
Maryland — 2.0%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.25%, 6/1/55(1)	600,000	588,589
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,500,437
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,205,300
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	1,447,000	1,473,123
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.25%, 7/1/61 (AG)	2,000,000	2,070,441
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 4.75%, 7/1/65 (AG)	1,700,000	1,671,837

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	$3,370,000	$2,823,286
		11,333,013
Massachusetts — 0.6%
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/60(1)	1,000,000	955,196
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	400,000	400,075
Town of Hudson GO, 5.00%, 6/11/26	2,000,000	2,000,560
		3,355,831
Michigan — 2.1%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,334,680
Detroit GO, 5.50%, 4/1/45	1,540,000	1,601,203
Detroit GO, 5.00%, 4/1/46	2,000,000	2,039,321
Detroit GO, 5.00%, 4/1/50	1,250,000	1,259,716
Detroit GO, 5.50%, 4/1/50	1,820,000	1,864,234
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	1,285,000	1,285,521
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,551,563
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), Capital Appreciation, 0.00%, 6/1/65(4)	1,500,000	154,731
		12,090,969
Minnesota — 0.3%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	3,100,000	1,453,349
Mississippi — 0.6%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	960,000	908,901
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	310,000	310,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	445,000	445,000
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,890,000	1,912,393
		3,576,294
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/54	1,250,000	1,257,351
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	945,000	1,004,576
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,148,948
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	745,364	758,677
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,978,209
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,307,305
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	968,800
		14,423,866
Nebraska — 1.5%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,233,500
Central Plains Energy Project Rev., VRN, 5.00%, 8/1/55 (GA: Royal Bank of Canada)	2,000,000	2,145,182
Omaha Public Power District Rev., 5.00%, 2/1/56(5)	1,500,000	1,551,587
		8,930,269
Nevada — 3.0%
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/30	1,100,000	1,100,855
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/32	285,000	285,204
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/35	525,000	525,560
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	295,000	299,958
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	790,000	790,462
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	770,000	664,416
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/53	495,000	520,739
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	465,000	475,585
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/37	1,000,000	1,000,050

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/47	$1,400,000	$1,309,764
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	535,000	537,089
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	640,000	642,426
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	530,000	530,703
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	870,000	832,467
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	5,000,000	814,476
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,527,653
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	1,000,000	1,008,210
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	240,000	252,459
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	230,000	236,475
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	285,000	285,138
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	265,000	266,348
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,890,845
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	497,637
		17,294,519
New Hampshire — 0.3%
New Hampshire Business Finance Authority Rev., (Lockhart Independent School District), Capital Appreciation, 0.00%, 12/1/67 (4)	15,000,000	1,610,346
New Jersey — 2.2%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,066,474
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	691,574
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,007,516
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	455,682
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	530,000	546,840
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/44	5,000,000	5,145,596
		12,913,682
New Mexico — 1.0%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	501,475
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	451,848
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,191,403
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	981,788
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,659,601
		5,786,115
New York — 7.5%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,501,228
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.50%, 12/15/32(1)	6,000,000	5,933,254
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/45	1,000,000	1,065,473
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,432,179
New York City GO, 5.25%, 5/1/42	1,000,000	1,076,843
New York City GO, 5.00%, 4/1/43	4,040,000	4,115,183
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	555,000	555,345
New York City Transitional Finance Authority Future Tax Secured Rev., 5.50%, 5/1/53	1,500,000	1,607,168
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	874,192
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,071,481
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,341,547
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.45%, 11/15/31	1,310,000	1,309,162
New York State Environmental Facilities Corp. Rev., (Casella Waste Systems, Inc.), VRN, 4.25%, 9/1/50 (GA: Casella Waste Systems, Inc.)(1)	500,000	508,430

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	$1,630,000	$1,731,926
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,915,469
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,706,493
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,640,702
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,750,000	1,795,191
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	497,536
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/49 (AG)	1,000,000	1,004,821
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AG)	1,250,000	1,256,054
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,095,000	1,141,674
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/55	555,000	589,592
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AG)	500,000	539,371
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	320,097
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	583,506
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	412,770
		43,526,687
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	650,000	650,000
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	845,000	841,552
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.45%, 11/1/30	1,250,000	1,244,925
North Carolina Medical Care Commission Rev., (Moravian Home Obligated Group), 5.00%, 10/1/48	3,000,000	2,839,948
North Carolina Medical Care Commission Rev., (Plantation Village, Inc. Obligated Group), 3.60%, 1/1/31	1,285,000	1,285,238
		6,861,663
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	8,000,000	6,396,789
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,002,384
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,514,330
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	525,000	550,056
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48(2)	5,670,000	3,402,000
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	929,000	973,108
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,499,963
Ohio Air Quality Development Authority Rev., (Pratt Paper OH LLC), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,002,059
		18,340,689
Oklahoma — 0.1%
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	555,000	626,089
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	252,277
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	991,838
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,495,132
		2,739,247
Pennsylvania — 3.4%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,046,839
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	2,100,000	1,967,488
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	1,049,000	790,403
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	285,000	287,040
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	628,000	628,626
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,500,490
Delaware River Port Authority Rev., 5.00%, 1/1/40	1,600,000	1,770,435

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	$1,170,000	$1,062,719
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,001,261
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,750,000	1,829,141
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	1,600,000	1,681,210
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AG)	1,600,000	1,608,427
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	696,000	714,433
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	938,196
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	946,833
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	913,098
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 3.70%, 11/15/29	805,000	805,336
		19,491,975
Puerto Rico — 2.6%
Puerto Rico GO, 5.625%, 7/1/29	402,071	422,685
Puerto Rico GO, 5.75%, 7/1/31	390,528	422,990
Puerto Rico GO, 4.00%, 7/1/33	570,323	571,662
Puerto Rico GO, 4.00%, 7/1/35	332,871	332,069
Puerto Rico GO, 4.00%, 7/1/37	285,691	282,413
Puerto Rico GO, 4.00%, 7/1/41	388,431	370,210
Puerto Rico GO, 4.00%, 7/1/46	1,003,963	890,434
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	347,817
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,426,421	986,013
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,185,409	748,289
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,495,519
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,890,105
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,825,081
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	10,000,000	2,685,763
		15,271,050
South Carolina — 1.4%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,339,277
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	905,040
Medical University Hospital Authority, 5.50%, 11/15/50 (FHA)(5)	500,000	524,929
Medical University Hospital Authority, 5.25%, 11/15/54 (FHA)(5)	750,000	767,373
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,607,399
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	400,000	404,590
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,043,749
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	589,988
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	933,450
		8,115,795
Tennessee — 1.0%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,116,182
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	500,000	507,380
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	1,200,000	1,170,858
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	1,500,000	1,597,763

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	$1,500,000	$1,593,729
		5,985,912
Texas — 5.9%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	2,000,000	2,054,978
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,150,856
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.00%, 11/1/44(1)	450,000	454,079
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.25%, 11/1/53(1)	500,000	494,851
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	997,065
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,895,248
Brooks Development Authority Rev., VRN, 5.00%, 8/15/42(1)	2,000,000	2,046,511
Dallas Fort Worth International Airport Rev., VRN, 5.00%, 11/1/50	2,000,000	2,161,193
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	450,000	474,946
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,155,000	1,248,380
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	425,000	426,407
Houston Airport System Rev., 5.25%, 7/1/48 (AG)	2,500,000	2,600,356
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/35	2,000,000	2,156,520
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	570,000	609,190
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,630,677
Houston Hotel Occupancy Tax & Special Rev., 5.50%, 9/1/58 (AG)	250,000	265,795
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	1,400,000	1,407,100
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64(5)	500,000	516,163
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,500,000	1,547,964
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	375,000	372,582
New Hope Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.375%, 1/1/55	1,500,000	1,517,850
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	386,000	390,745
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.375%, 9/1/55(1)	750,000	750,427
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	927,448
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	2,050,000	2,193,533
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,716,116
		34,006,980
Utah — 1.4%
Downtown Daybreak Public Infrastructure District No. 1 Tax Allocation, (City of South Jordan South Station Housing and Transit Reinvestment Zone), 5.875%, 3/1/51(1)	500,000	509,858
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	524,974
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	1,150,000	1,199,492
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, VRN, 0.00%, 3/1/55	1,000,000	829,827
South Salt Lake Redevelopment Agency Tax Allocation, 6.25%, 4/15/46(1)	1,110,000	1,138,327
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,915,779
		8,118,257
Virginia — 2.0%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	995,891
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	3,635,000	2,278,815
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,904,918
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,015,670
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,254,416
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	840,404

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	$1,190,000	$1,195,031
		11,485,145
Washington — 0.9%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,089,528
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,068,254
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	155,000	154,923
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	1,785,000	1,787,756
		5,100,461
West Virginia — 1.4%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	440,000	472,762
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	875,000	921,023
Ohio County Tax Allocation, 5.25%, 6/1/53	600,000	598,531
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.50%, 6/1/54 (AG)	2,000,000	2,122,736
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	600,000	615,581
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	3,250,000	3,442,868
		8,173,501
Wisconsin — 5.6%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/54	5,000,000	5,098,209
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	941,603
Public Finance Authority Rev., (C/HP Cove, Inc.), 4.00%, 5/1/36 (FHLMC)	1,045,000	1,045,300
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.50%, 6/1/55	600,000	604,234
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,298,352
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	1,974,467
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	771,264
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/55	1,000,000	1,034,872
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/55	500,000	516,879
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	486,081
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	413,733
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.50%, 7/15/53(1)	1,000,000	876,626
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,553,808
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	1,000,000	1,037,545
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	53,850
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	896,133
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,578,076
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,500,000	2,592,901
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	786,584
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	851,287
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	843,639
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,091,828
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,218,350
Public Finance Authority Rev., VRN, 3.58%, (SOFR plus 1.15%), 12/1/68 (GA: Deutsche Bank AG)(1)	1,280,000	1,279,926
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,500,000	1,532,449
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	200,000	205,497
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	851,578
		32,435,071
TOTAL MUNICIPAL SECURITIES (Cost $599,499,345)		$572,284,170

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount/Shares	Value
AFFILIATED FUNDS(7) — 0.2%
American Century Diversified Municipal Bond ETF (Cost $1,428,062)	27,900	$1,411,461
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(3) (Cost $—)	30,636	91,908
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $113,675)	113,664	113,675
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $601,041,082)		573,901,214
OTHER ASSETS AND LIABILITIES — 0.7%		3,825,629
TOTAL NET ASSETS — 100.0%		$577,726,843

Schedule of Investments - High-Yield Municipal Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $144,667,108, which represented 25.0% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended May 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	—	$1,428	—	$(17)	$1,411	28	—	$13
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$572,284,170	—
Affiliated Funds	$1,411,461	—	—
Warrants	—	91,908	—
Short-Term Investments	113,675	—	—
	$1,525,136	$572,376,078	—

Schedule of Investments - High-Yield Municipal Fund

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended May 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(51,112)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(1,158)

See Notes to Financial Statements.

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund
MAY 31, 2026

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.5%
Alabama — 4.6%
Alabama Highway Authority Rev., 5.00%, 9/1/43 (AG)	$2,000,000	$2,202,385
Alabama Highway Authority Rev., 5.00%, 9/1/44 (AG)	1,000,000	1,091,559
Alabama Highway Authority Rev., 5.00%, 9/1/45 (AG)	1,000,000	1,082,326
Auburn University Rev., 5.00%, 6/1/27	2,500,000	2,560,815
Auburn University Rev., 5.00%, 6/1/28	3,500,000	3,666,179
Black Belt Energy Gas District Rev., 5.00%, 7/1/27 (GA: Goldman Sachs & Co.)	350,000	355,977
Black Belt Energy Gas District Rev., 5.00%, 7/1/28 (GA: Goldman Sachs & Co.)	850,000	876,206
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: Bank of Montreal)	8,620,000	9,252,313
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	17,330,000	18,628,509
Black Belt Energy Gas District Rev., 5.00%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	6,000,000	6,345,364
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	7,690,000	8,174,665
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,494,041
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,735,210
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,979,621
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,684,645
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	16,898,727
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,620,894
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	13,845,000	14,770,285
Black Belt Energy Gas District Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	10,000,000	10,657,574
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	5,005,000	5,309,064
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,113,015
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,123,215
Jefferson County Rev., (County of Jefferson AL Sales & Use Tax), 5.00%, 9/15/35	1,000,000	1,013,709
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,285,239
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,095,605
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,488,690
Jefferson County Sewer Rev., 5.25%, 10/1/40	11,095,000	12,131,531
Jefferson Sewer County Rev., 5.00%, 10/1/36	1,060,000	1,160,741
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,370,800
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	2,000,000	2,119,317
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	20,000,000	21,427,430
Southeast Energy Authority A Cooperative District Rev., 5.00%, 9/1/35 (GA: New York Life Insurance Co.)	1,000,000	1,086,616
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,317,272
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	11,715,000	12,414,525
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/55 (GA: Royal Bank of Canada)	7,000,000	7,482,520
		227,016,584
Arizona — 3.7%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/43	2,275,000	2,508,337
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/44	1,250,000	1,367,487
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/45	1,635,000	1,772,480
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/27	5,500,000	5,643,638
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/44	1,500,000	1,654,165
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/45	2,000,000	2,185,553
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 3.31%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	3,705,000	3,708,799
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group) , VRDN, 2.85%, 6/1/26 (LOC: Bank of America N.A.)	3,525,000	3,525,000
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.31%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	3,450,000	3,450,000

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	$115,000	$115,050
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	175,000	174,641
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	601,659
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	813,549
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	4,320,000	4,566,880
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,746,364
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)(2)(3)	5,000,000	50
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	870,000	871,859
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	683,793
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	658,921
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	315,936
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	315,298
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	253,572
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	500,723
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	365,000	342,856
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	220,395
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	535,982
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/29	2,500,000	2,684,928
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/34	2,105,000	2,348,134
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/35	5,000,000	5,556,225
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	200,175
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	303,844
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	220,192
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	715,304
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	712,754
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	304,907
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,009,624
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,250,253
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,200,245
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,299,924
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	10,971,046
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	3,380,000	2,939,703
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	866,865
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	6,500,000	4,956,702
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	3,140,000	2,296,980
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	802,511
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,629,902
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,504,267
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	182,909

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	$2,805,000	$2,838,386
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	398,325
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	298,522
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,678,965
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	476,832
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/38(4)	5,480,000	6,126,730
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,589,966
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	725,000	727,030
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/34 (GA: Legacy Tradtnl Sch Chndlr)	10,000,000	9,829,774
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	7,023,018
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,877,405
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,302,810
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(1)	1,650,000	1,336,684
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/30	1,000,000	1,094,597
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/31	1,000,000	1,112,691
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/33	500,000	571,590
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AG)	1,725,000	1,872,001
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AG)	1,000,000	1,080,452
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43	1,220,000	1,336,679
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/44	1,000,000	1,086,201
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/45	1,000,000	1,077,155
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/33	8,000,000	9,075,258
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,921,383
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/41	2,500,000	2,795,993
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	7,874,711
Salt Verde Financial Corp. Rev., 5.00%, 12/1/32 (GA: Citigroup, Inc.)	11,855,000	12,557,373
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(1)	2,125,000	2,154,426
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(1)	2,000,000	1,879,799
		180,485,137
Arkansas — 0.3%
Arkansas Development Finance Authority Rev., VRN, 2.875%, 7/1/57 (FHLMC), (FNMA), (GNMA)	8,500,000	8,494,070
Fayetteville Public Facilities Board Rev., (Butterfield Trail Village, Inc.), 5.00%, 12/1/36	500,000	543,247
Fayetteville Public Facilities Board Rev., (Butterfield Trail Village, Inc.), 5.25%, 12/1/46	860,000	886,197
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	1,995,950
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	1,978,811
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	975,465
		14,873,740
California — 2.4%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,100,790
California Municipal Finance Authority, 4.40%, 12/1/43 (FHLMC)(4)	9,825,000	9,890,641
California Municipal Finance Authority, 3.00%, 6/1/45(4)	1,795,000	1,796,421
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,665,000	1,678,092
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	5,000,000	5,009,825
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	285,000	284,556
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/41	370,000	382,302
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,038,599
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,001,412

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	$485,000	$485,000
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,350,939
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,258,067
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,324,465
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	1,800,000	1,348,575
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	1,400,000	970,250
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,455,000	298,581
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	19,815,000	19,291,700
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,244,341
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,457,759
Morongo Band of Mission Indians Rev., 5.00%, 10/1/28, Prerefunded at 100% of Par(1)(6)	3,150,000	3,328,140
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/41	450,000	466,827
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(5)	1,670,000	1,493,937
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,084,550
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,734,383
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,316,173
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,428,005
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	1,993,582
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,328,269
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,126,470
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,904,894
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	11,000,000	11,517,344
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	1,220,000	1,273,310
University of California Rev., 5.00%, 5/15/36	11,000,000	12,942,278
		116,150,477
Colorado — 4.0%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,311,218
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,138,259
Berthoud-Heritage Metropolitan District No. 1 GO, 5.25%, 12/1/48 (AG)	1,125,000	1,161,010
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AG)	425,000	468,160
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AG)	1,000,000	1,099,950
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AG)	765,000	827,228
Bromley Park Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	5,000,000	4,811,651
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	785,679
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	324,045
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	789,695
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	663,288
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	300,633
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	441,069
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	351,071
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	658,259
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	955,025
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,178,774

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
City & County of Denver Airport System Rev., 5.25%, 11/15/39	$1,300,000	$1,442,275
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,189,608
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	740,255
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,618,292
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	628,260
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,210,461
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	548,119
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,552,835
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	12,475,000	12,029,216
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,860,393
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	2,455,000	2,648,114
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/28	465,000	479,248
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/30	440,000	468,428
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/31	465,000	501,450
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/32	570,000	620,729
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/33	1,070,000	1,173,550
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/34	1,265,000	1,396,909
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/35	1,325,000	1,469,565
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/36	930,000	1,027,015
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/37	870,000	954,834
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,514,023
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/44	8,000,000	8,164,501
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,480,932
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,801,390
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	2,000,000	2,175,948
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,084,021
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,961,415
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,540,202
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	4,000,000	4,371,087
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	405,809
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	254,239
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,196,539
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	608,824
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/36	515,000	554,213
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/37	405,000	433,696
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/38	415,000	441,701
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/39	400,000	423,217
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/40	365,000	384,795
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,539,003
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	502,768
Colorado Housing & Finance Authority Rev., (Creekside LLLP), VRN, 3.00%, 5/1/48	2,500,000	2,500,000
Colorado Housing & Finance Authority Rev., (Fitz Affordable Owner LLC), 4.48%, 3/1/44 (FNMA)	3,400,000	3,429,711
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	266,879
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	266,598
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	532,157
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,046,673
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	2,360,000	2,501,755
Denver City & County School District No. 1 GO, 5.50%, 12/1/44 (ST AID WITHHLDG)	5,000,000	5,673,600
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AG)	500,000	527,514

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AG)	$500,000	$505,116
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AG)	1,000,000	1,030,676
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AG)	750,000	787,660
Lanterns Metropolitan District No. 1 GO, 4.00%, 12/1/44 (AG)	4,000,000	3,851,537
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/36 (BAM)	400,000	433,384
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/37 (BAM)	425,000	458,958
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/38 (BAM)	525,000	565,248
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/39 (BAM)	500,000	536,755
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/40 (BAM)	635,000	679,570
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/41 (BAM)	500,000	533,162
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/42 (BAM)	575,000	610,240
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/43 (BAM)	625,000	658,267
Meridian Village Metropolitan District No. 1 GO, 5.25%, 12/1/45 (BAM)	1,000,000	1,064,334
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,341,805
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/44 (ST AID WITHHLDG)	3,000,000	3,310,537
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,688,403
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,290,678
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,519,349
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,593,566
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,753,561
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,839,825
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AG)	600,000	606,199
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AG)	670,000	705,963
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	400,000	429,105
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	735,000	788,481
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	300,000	326,986
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	755,000	822,915
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	300,000	331,393
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	935,000	1,032,840
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AG)	500,000	558,742
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AG)	425,000	472,237
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AG)	325,000	359,014
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AG)	250,000	272,711
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	275,000	298,471
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AG)	300,000	324,467
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AG)	1,100,000	1,178,749
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/41 (AG)	1,000,000	1,069,807

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/42 (AG)	$1,200,000	$1,276,708
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,164,036
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,073,224
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	23,750,000	25,706,945
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AG)	115,000	123,043
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AG)	350,000	373,630
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AG)	265,000	282,594
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AG)	250,000	265,993
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AG)	280,000	297,764
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,275,780
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,766,321
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AG)	500,000	541,119
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AG)	135,000	136,420
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AG)	130,000	132,715
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AG)	210,000	219,924
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AG)	125,000	127,611
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AG)	215,000	228,797
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AG)	125,000	127,611
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AG)	215,000	229,218
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AG)	125,000	127,607
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AG)	230,000	244,574
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AG)	135,000	137,816
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AG)	500,000	530,133
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AG)	160,000	163,321
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AG)	505,000	533,949
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AG)	285,000	300,568
		197,425,912
Connecticut — 1.9%
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,575,087
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,050,688
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,038,372
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	667,999
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,788,908
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,037,864
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,522,783
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,026,041
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,056,191
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,025,094
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,022,874
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,007,345
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	291,722
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,087,896
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	325,000	327,143
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,391,526
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	612,957
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	510,236
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,121,609

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	$350,000	$356,334
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/64	9,140,000	10,248,069
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,105,291
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	8,500,000	8,569,584
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	4,350,000	4,392,280
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,303,895
State of Connecticut GO, 5.00%, 9/15/34(4)	6,380,000	7,321,291
State of Connecticut GO, 5.00%, 9/15/34(4)	13,905,000	15,956,513
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,657,369
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,871,876
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,105,741
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,100,760
		95,151,338
Delaware — 0.3%
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	621,844
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	786,925
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	3,880,000	3,911,859
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/44	2,400,000	2,590,098
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/45	1,400,000	1,496,927
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/46	2,750,000	2,913,819
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(1)	970,000	979,940
		13,301,412
District of Columbia — 0.9%
District of Columbia GO, 5.00%, 6/1/32	12,000,000	13,455,108
District of Columbia GO, 5.00%, 8/1/42	2,500,000	2,749,110
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,571,488
District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,783,332
District of Columbia Housing Finance Agency Rev., (950 Eastern Ave TM LLC), VRN, 3.10%, 6/1/44	3,800,000	3,816,537
District of Columbia Housing Finance Agency Rev., (Barry Farm Building 1A LLC), VRN, 3.15%, 2/1/30	2,710,000	2,718,134
		46,093,709
Florida — 7.6%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	1,165,000	1,165,886
Broward County Port Facilities Rev., 5.00%, 9/1/31	2,460,000	2,640,443
Broward County Port Facilities Rev., 5.00%, 9/1/32	835,000	903,299
Broward County Port Facilities Rev., 5.00%, 9/1/33	1,000,000	1,091,668
Broward County Port Facilities Rev., 5.00%, 9/1/34	1,500,000	1,644,872
Broward County Port Facilities Rev., 5.00%, 9/1/35	1,500,000	1,649,514
Broward County Port Facilities Rev., 5.00%, 9/1/36	1,250,000	1,363,255
Broward County Port Facilities Rev., 5.00%, 9/1/37	1,650,000	1,789,563
Broward County Port Facilities Rev., 5.00%, 9/1/38	2,090,000	2,254,440
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,810,642
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	502,313
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	263,436
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,044,920
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	527,345
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	525,477
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	523,633
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	521,699
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	963,164
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	694,915

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	$765,000	$775,021
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	859,594
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	939,054
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,029,154
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,120,515
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,361,691
Capital Trust Authority Rev., (AIDS Healthcare Foundation Obligated Group), 4.75%, 12/1/42	1,250,000	1,287,518
Central Florida Expressway Authority Rev., 5.00%, 7/1/38	5,000,000	5,627,866
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AG)	1,250,000	1,382,130
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	2,955,000	3,155,659
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,478,828
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,549,369
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(1)	300,000	314,003
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(1)	225,000	232,485
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(1)	425,000	416,131
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(1)	1,050,000	1,029,463
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	2,958,449
Florida Housing Finance Corp. Rev., (Citrus Glen Preservation Ltd.), 4.75%, 2/1/43 (FNMA)	4,500,000	4,646,799
Florida Housing Finance Corp. Rev., (Claude Pepper LLC), VRN, 3.10%, 12/1/44	3,000,000	3,008,559
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	6,000,000	6,168,989
Florida Housing Finance Corp. Rev., (Richman Capri LIHTC LLC), VRN, 3.00%, 2/1/44	1,250,000	1,249,199
Florida Housing Finance Corp. Rev., (SP Palms LLC), 4.90%, 11/1/42 (FHLMC)	1,125,000	1,176,727
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	2,725,000	2,731,903
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.20%, 11/15/30(1)	9,000,000	9,045,737
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	412,299
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	618,449
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	420,775
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	683,759
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	877,904
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,097,381
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,824,482
Fort Myers Rev., 4.00%, 12/1/30	150,000	150,163
Fort Myers Rev., 4.00%, 12/1/31	650,000	650,637
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,752,269
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,485,905
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	8,450,000	8,545,841
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28	2,480,000	2,482,872
Hillsborough County Housing Finance Authority Rev., (Silver Oaks Preservation LLC), VRN, 2.90%, 11/1/44 (HUD)	5,050,000	5,038,131
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	1,535,000	1,617,757
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,626,482
Jacksonville Housing Finance Authority Rev., (Ability LF LLC), VRN, 3.15%, 1/1/46	5,000,000	5,012,583
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,233,731
Lee County Housing Finance Authority Rev., (Horizons Owner LLC), VRN, 2.65%, 12/1/47	3,518,000	3,463,212
Lee County Housing Finance Authority Rev., (Lofts on Lemon II LLC), 5.25%, 4/1/44 (FNMA)	2,500,000	2,692,303
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,919,005
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	556,994
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	588,713
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/41 (AG)	1,220,000	1,323,537

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/42 (AG)	$2,500,000	$2,693,323
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	6,500,000	6,836,534
Miami-Dade County Housing Finance Authority Rev., (Bonita Pointe Owner LP), VRN, 2.65%, 4/1/29 (FHA)	2,750,000	2,722,641
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	5,000,000	5,170,754
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	5,500,000	5,615,836
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	3,923,356
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,201,658
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,192,546
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/33 (AG)	1,700,000	1,897,305
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/38 (AG)	1,250,000	1,383,406
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/39 (AG)	1,350,000	1,486,081
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/40 (AG)	1,240,000	1,357,450
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	508,032
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,037,829
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	746,153
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,585,323
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	755,408
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/43 (AG)	1,250,000	1,391,521
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/44 (AG)	1,000,000	1,103,422
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	842,025
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	622,243
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	546,800
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,474,609
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	271,292
Osceola County Housing Finance Authority Rev., (EC Crestwood LLC), VRN, 2.65%, 9/1/43	1,850,000	1,827,590
Osceola County Housing Finance Authority Rev., (San Jose Preservation Ltd.), VRN, 2.75%, 4/1/29	2,120,000	2,108,429
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,051,893
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	815,359
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,949,681
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	880,080
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	1,002,055
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/37(5)	5,330,000	3,277,397
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(5)	2,865,000	1,337,764
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,218,452
Palm Beach County Housing Finance Authority Rev., (SP Field LLC), 4.55%, 2/1/44 (FHLMC)	10,545,000	10,525,121
Palm Coast Utility Revenue Rev., 5.00%, 10/1/41	1,700,000	1,887,330
Palm Coast Utility Revenue Rev., 5.00%, 10/1/42	2,000,000	2,200,633
Palm Coast Utility Revenue Rev., 5.00%, 10/1/43	2,500,000	2,732,198
Palm Coast Utility Revenue Rev., 5.00%, 10/1/44	1,475,000	1,599,015
Palm Coast Utility Revenue Rev., 5.00%, 10/1/45	1,450,000	1,560,879
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/27 (AG)	500,000	515,338
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/28 (AG)	600,000	630,651
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/29 (AG)	500,000	535,934
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/30 (AG)	550,000	599,981
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/32 (AG)	1,075,000	1,205,406
Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	4,000,000	4,101,669

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	$580,000	$590,924
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,540,000	15,713,942
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,003,200
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,353,853
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,001,160
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,941,018
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/32	1,000,000	1,108,842
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/33	1,500,000	1,677,905
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/34	6,160,000	6,943,803
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/35	3,750,000	4,252,804
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/36	1,000,000	1,138,130
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/37	1,000,000	1,138,880
School Board of Miami-Dade County COP, 5.00%, 2/1/29	3,000,000	3,166,950
School Board of Miami-Dade County COP, 5.00%, 2/1/30	5,000,000	5,362,843
School Board of Miami-Dade County COP, 5.00%, 2/1/31	5,000,000	5,441,879
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	4,420,000	4,777,410
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.00%, 3/1/40 (AG)	1,500,000	1,630,434
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/41 (AG)	1,250,000	1,377,041
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/42 (AG)	1,085,000	1,186,961
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,141,097
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	10,000,000	9,384,213
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,094,890
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,141,308
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,417,234
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,092,716
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(1)	900,000	900,354
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AG)	870,000	935,606
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AG)	800,000	890,396
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AG)	1,120,000	1,217,687
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 3.80%, 5/1/28	830,000	834,362
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 4.00%, 5/1/33	1,750,000	1,753,259
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 2.625%, 5/1/30(1)	1,355,000	1,316,194
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.00%, 5/1/35(1)	2,215,000	2,066,728
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.25%, 5/1/40(1)	2,380,000	2,133,808
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.55%, 5/1/31	940,000	897,781
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.85%, 5/1/36	975,000	873,786

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.00%, 5/1/41	$1,420,000	$1,194,239
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	4,315,000	3,188,849
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.00%, 5/1/29	575,000	567,392
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.375%, 5/1/34	3,040,000	2,920,768
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	1,225,000	1,144,863
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.125%, 5/1/37	5,100,000	5,293,506
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.375%, 5/1/42	3,700,000	3,819,184
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.375%, 5/1/33(1)	965,000	994,121
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.85%, 5/1/38(1)	730,000	757,111
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.00%, 5/1/43(1)	485,000	498,557
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.20%, 5/1/39(1)	985,000	985,913
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.55%, 5/1/44(1)	745,000	738,124
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 3.55%, 5/1/30	900,000	901,002
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.50%, 5/1/40	1,000,000	1,015,321
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,028,735
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,233,681
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,067,827
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,117,644
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/39	2,150,000	2,374,913
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/40	4,500,000	4,946,694
		373,116,755
Georgia — 3.4%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,675,570
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	1,050,000	1,053,881
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,674,894
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,310,973
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	6,500,000	6,582,919
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,827,533
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	12,500,000	12,684,992
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 2.80%, 6/1/42	6,500,000	6,415,550
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 2.80%, 10/1/48	10,000,000	9,870,077
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	5,000,000	5,060,170
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,877,955
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,098,012
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,386,611
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	4,355,000	4,432,823
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,137,886
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,029,070
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,867,298
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup, Inc.)	20,200,000	20,236,877
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,585,000	1,604,905
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	3,965,000	4,188,127

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	$6,900,000	$7,335,640
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	3,635,000	3,904,247
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	10,958,480
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	9,500,000	10,033,851
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,075,151
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	10,000,000	10,599,151
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,135,204
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,274,198
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	2,100,000	2,249,260
Paulding County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.00%, 4/1/36	3,000,000	3,390,275
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,407,741
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,754,107
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,015,166
		164,148,594
Guam — 0.2%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/42	1,000,000	1,075,873
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/44	1,000,000	1,081,960
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/45	1,000,000	1,074,629
Territory of Guam Rev., 5.00%, 1/1/30	850,000	896,797
Territory of Guam Rev., 5.00%, 1/1/31	875,000	933,484
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,345,485
Territory of Guam Rev., 4.00%, 1/1/42	1,810,000	1,755,007
		8,163,235
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	980,000	1,110,437
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/41	2,500,000	2,718,765
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/42	1,000,000	1,078,866
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/43	1,000,000	1,073,329
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/43	3,025,000	3,353,281
		9,334,678
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	2,760,000	3,068,139
Illinois — 7.2%
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,336,982
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,818,714
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,451,063
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	988,931
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	556,062
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,271,097
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	911,201
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,090,220
Chicago GO, 5.00%, 1/1/30	6,600,000	6,829,008
Chicago GO, 4.00%, 1/1/35	3,000,000	2,903,224
Chicago GO, 5.25%, 1/1/38	5,000,000	5,180,244
Chicago GO, 6.00%, 1/1/38	5,000,000	5,042,143
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	6,705,000	6,999,593
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	8,295,000	8,659,452
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	1,250,000	1,297,960

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	$2,250,000	$2,336,316
Chicago Board of Education GO, 5.00%, 12/1/32 (AG)	1,000,000	1,035,551
Chicago Board of Education GO, 5.00%, 12/1/33 (AG)	1,450,000	1,497,107
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,229,645
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,329,451
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,359,477
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,133,838
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,388,465
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,474,916
Chicago O'Hare International Airport Rev., 5.00%, 1/1/43	4,000,000	4,350,433
Chicago O'Hare International Airport Rev., 5.00%, 1/1/44	3,000,000	3,234,760
Chicago O'Hare International Airport Rev., 5.00%, 1/1/45	4,000,000	4,277,143
Chicago O'Hare International Airport Rev., 5.00%, 1/1/46	2,000,000	2,119,657
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/39 (BAM)	1,190,000	1,304,991
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/40 (BAM)	1,700,000	1,856,909
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/41 (BAM)	1,950,000	2,116,940
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/41	600,000	656,030
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/42	600,000	650,592
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/43	250,000	269,659
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/44	2,550,000	2,726,440
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,286,865
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,463,168
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AG)	6,000,000	6,624,224
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,885,158
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,143,890
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,128,728
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,017,153
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,271,175
Chicago Waterworks Rev., 5.00%, 11/1/31 (AG)	1,650,000	1,814,628
Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,082,025
Chicago Waterworks Rev., 5.00%, 11/1/41	3,000,000	3,282,533
Chicago Waterworks Rev., 5.00%, 11/1/42	845,000	912,716
Chicago Waterworks Rev., 5.00%, 11/1/42	2,500,000	2,714,655
Chicago Waterworks Rev., 5.00%, 11/1/43	2,000,000	2,154,404
Chicago Waterworks Rev., 5.00%, 11/1/44	3,000,000	3,205,854
Chicago Waterworks Rev., 5.00%, 11/1/45	2,150,000	2,279,078
Cook County GO, 5.00%, 11/15/29	3,270,000	3,299,569
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,161,824
Cook County Sales Tax Rev., 5.00%, 11/15/42 (BAM-TCRS)	3,000,000	3,203,507
Cook County Sales Tax Rev., 5.00%, 11/15/43 (BAM-TCRS)	2,000,000	2,116,012
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	7,275,000	7,709,041
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	350,557
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	403,737
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	768,011
Illinois Development Finance Authority Rev., (Marillac State Vincent Ministries, Inc.), VRN, 2.85%, 11/15/39	2,150,000	2,127,270
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/27, Prerefunded at 100% of Par(6)	6,060,000	6,113,484
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	1,540,000	1,541,981
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/43 (GA: Centerpoint Properties TR)(1)	5,000,000	4,998,042
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	500,000	517,260

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	$1,165,000	$1,205,215
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	5,000,000	5,172,595
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,003,087
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,893,664
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,093,085
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	506,661
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	318,933
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	505,788
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	575,849
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	973,633
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,511,205
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.25%, 10/1/39(1)	1,350,000	1,429,732
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/44(1)	1,550,000	1,566,339
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	329,869
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	698,828
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	750,391
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.00%, 8/1/37	1,000,000	1,006,295
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/30	3,000,000	3,198,370
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/32	3,500,000	3,870,291
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/30	1,000,000	1,090,539
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/31	2,000,000	2,201,401
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/32	1,000,000	1,115,581
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/33	1,000,000	1,129,909
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	10,827,292
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	1,500,000	1,734,275
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,838,088
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	4,230,000	4,600,494
Illinois Housing Development Authority Rev., (Island Terrace 4% Preservation Associates LP), VRN, 2.80%, 8/1/28	2,395,000	2,382,570
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/35 (AG)	4,615,000	5,266,718
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,033,763
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	6,410,000	6,416,145
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	4,080,000	4,563,672
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,826,178
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/43 (BAM)	1,000,000	1,073,920
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/44 (BAM)	1,000,000	1,064,026
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/45 (BAM)	2,000,000	2,113,905
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,740,331
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(5)	4,000,000	2,670,020
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AG-CR)(5)	1,245,000	654,737
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)	2,210,000	2,471,097
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)	1,865,000	2,074,014
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)	2,525,000	2,793,584
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/33 (BAM)	175,000	189,526
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/34 (BAM)	200,000	218,008
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/35 (BAM)	265,000	289,720
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/36 (BAM)	355,000	384,901

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/37 (BAM)	$300,000	$323,005
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/38 (BAM)	400,000	428,635
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/39 (BAM)	365,000	389,416
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/40 (BAM)	385,000	407,872
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/41 (BAM)	305,000	321,623
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/42 (BAM)	320,000	335,528
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/43 (BAM)	320,000	333,251
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/44 (BAM)	340,000	351,080
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.50%, 1/1/45 (BAM)	250,000	269,616
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	2,500,000	2,702,986
State of Illinois GO, 5.00%, 11/1/27	33,000,000	33,993,571
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,575,509
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,643,662
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,178,987
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,568,656
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,080,744
State of Illinois GO, 5.25%, 5/1/41	2,695,000	2,873,869
State of Illinois GO, 5.25%, 5/1/43	6,500,000	6,956,496
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,314,060
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,603,258
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,138,889
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,905,704
Village of Westchester GO, 5.00%, 12/15/41 (BAM)	500,000	544,435
Village of Westchester GO, 5.00%, 12/15/42 (BAM)	1,000,000	1,081,397
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AG)	2,760,000	2,764,184
		351,721,440
Indiana — 1.1%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	344,835
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	441,328
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	835,195
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	875,877
Indiana Finance Authority Rev., (DePauw University), 5.00%, 10/1/46	400,000	404,722
Indiana Finance Authority Rev., (Duke Energy Indiana LLC), VRDN, 2.85%, 6/1/26 (LOC: Sumitomo Mitsui Banking Corp.)	750,000	750,000
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,882,701
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,001,423
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,031,440
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,051,413
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	759,015
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,031,564
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,366,059
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,255,559
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/34	1,210,000	1,386,436
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,776,907
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	3,555,000	3,763,457
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/27	1,120,000	1,122,018

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/28	$2,005,000	$2,008,538
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/29	2,500,000	2,503,635
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,205,428
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,436,852
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,402,603
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,229,677
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,283,247
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,885,238
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	800,000	800,668
Indiana Housing & Community Development Authority Rev., (Henderson Court Housing LP), 4.54%, 3/1/43 (FNMA)	2,720,000	2,720,594
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	3,088,000	3,163,653
Indiana Municipal Power Agency Rev., 5.00%, 1/1/41	4,000,000	4,441,720
Indiana Municipal Power Agency Rev., 5.00%, 1/1/42	6,000,000	6,615,464
		53,777,266
Iowa — 0.9%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,751,815
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,432,056
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	10,000,000	11,602,285
PEFA, Inc. Rev., 5.00%, 4/1/35 (GA: Massachusetts Mutual Life)(4)	20,000,000	21,323,418
		42,109,574
Kansas — 0.4%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AG)	1,415,000	1,473,916
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AG)	1,485,000	1,541,247
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AG)	1,180,000	1,222,999
Garden City Rev., (City of Garden City KS STAR Bond District), 4.00%, 6/1/29(1)	475,000	478,249
Garden City Rev., (City of Garden City KS STAR Bond District), 4.25%, 6/1/33(1)	2,000,000	2,010,693
Manhattan Rev., (Meadowlark Hills Retirement Community Obligated Group), 3.75%, 6/1/31	1,000,000	1,000,362
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 3.20%, 9/1/26(1)	2,620,000	2,620,043
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 4.125%, 9/1/33(1)	3,280,000	3,290,390
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)	4,000,000	4,019,475
		17,657,374
Kentucky — 1.1%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	949,795
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	581,489
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	498,103
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	460,719
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	373,862
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	727,399
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,666,453
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	12,796,559
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley)	5,000,000	5,284,678
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,083,636
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,819,072
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/27	5,500,000	5,638,874
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/28	11,000,000	11,545,009
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AG)	1,100,000	1,106,816
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AG)	2,000,000	2,013,836
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AG)	2,245,000	2,260,374
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AG)	1,500,000	1,509,267
		53,315,941

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Louisiana — 0.8%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/43 (AG)	$1,500,000	$1,610,890
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/44 (AG)	1,905,000	2,027,768
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 5.00%, 12/1/39 (BAM)	500,000	542,358
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 4.00%, 12/1/44 (BAM)	3,000,000	2,937,480
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,642,227
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	1,250,000	1,357,127
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,077,123
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,764,580
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,892,173
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AG)	500,000	503,484
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AG)	800,000	838,332
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AG)	350,000	366,450
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AG)	1,100,000	1,147,873
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AG)	1,200,000	1,247,723
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AG)	1,200,000	1,243,202
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	4,950,000	4,967,517
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	12,600,000	12,608,520
		37,774,827
Maryland — 1.0%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 4.00%, 6/1/35(1)	600,000	594,052
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.00%, 6/1/45(1)	1,325,000	1,340,410
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	500,000	500,000
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,500,810
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,410,986
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	565,000	566,390
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,510,506
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,636,481
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	9,575,000	9,473,686
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/37 (AG)	350,000	388,963
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/38 (AG)	345,000	381,765
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/39 (AG)	325,000	356,715
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/40 (AG)	325,000	356,122
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/41 (AG)	245,000	266,881
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/46 (AG)	1,500,000	1,578,796
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AG)	1,230,000	1,231,572
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	515,919
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,054,618
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	472,294
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	582,449
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,071,776
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,911,710
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,293,043

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	$1,075,000	$1,151,551
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,148,380
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,184,037
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	473,112
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	454,280
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	175,176
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	121,716
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	131,855
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	177,390
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	253,238
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	303,561
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	328,514
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,711,616
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,609,163
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,568,290
		50,787,823
Massachusetts — 1.8%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,384,759
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,503,504
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,031,772
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,758,065
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/43	5,000,000	5,539,088
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	417,788
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,104,880
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,381,100
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,259,495
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,095,727
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,736,727
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,132,437
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(1)	2,500,000	2,540,556
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,227,776
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,129,986
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	2,000,000	2,000,375
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	465,000	506,907
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	1,850,000	1,866,006
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(1)	1,000,000	1,000,481
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	4,869,112
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	9,500,000	10,279,236
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/65	3,000,000	3,383,382
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	1,070,000	1,253,890
		89,403,049
Michigan — 2.8%
Avondale School District GO, 4.00%, 11/1/43 (Q-SBLF)	4,645,000	4,588,141

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Avondale School District GO, 4.00%, 11/1/44 (Q-SBLF)	$2,250,000	$2,205,407
Avondale School District GO, 4.125%, 11/1/45 (Q-SBLF)	1,250,000	1,229,143
Birmingham City School District GO, 5.00%, 5/1/32	1,000,000	1,114,823
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,666,661
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,836,466
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,978,503
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,836,910
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,453,230
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,572,251
Detroit GO, 5.00%, 4/1/32	1,275,000	1,357,773
Detroit GO, 5.00%, 4/1/35	1,000,000	1,026,039
Detroit GO, 5.00%, 4/1/36	3,215,000	3,402,931
Detroit GO, 5.00%, 4/1/37	1,750,000	1,790,613
Detroit GO, 5.00%, 4/1/38	1,950,000	2,049,479
Detroit GO, 4.00%, 4/1/41	1,100,000	1,088,518
Detroit GO, 4.00%, 4/1/42	1,050,000	1,029,614
Detroit GO, 6.00%, 5/1/43	250,000	278,642
Detroit GO, 5.00%, 4/1/46	1,745,000	1,779,308
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,429,269
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	547,448
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,477,069
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,612,455
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,417,236
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,260,053
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,817,198
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	6,430,000	6,432,607
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	1,955,000	2,221,321
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/38	1,000,000	1,123,571
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,506,637
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,279,014
Great Lakes Water Authority Water Supply Systems Rev., VRN, 3.45%, 7/1/56(4)	11,030,000	11,114,655
Green Lake Township Economic Development Corp. Rev., (Interlochen Center for the Arts), VRDN, 2.85%, 6/1/26 (LOC: PNC Bank N.A.)	1,400,000	1,400,000
Kalamazoo Economic Development Corp. Rev., 4.25%, 8/15/31(1)	1,665,000	1,650,325
Kalamazoo Economic Development Corp. Rev., (Friendship Village of Kalamazoo Obligated Group), 3.90%, 8/15/31(1)	2,190,000	2,170,526
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,131,999
Livonia Public Schools GO, 5.00%, 5/1/33 (AG)	400,000	447,834
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,088,091
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,878,907
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,569,228
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/34	2,000,000	2,040,291
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/36	1,200,000	1,212,705
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/27	1,120,000	1,143,858
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/28	785,000	817,463
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/29	1,285,000	1,361,440
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/30	1,700,000	1,829,978

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/31	$1,780,000	$1,940,327
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/32	3,810,000	4,201,280
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/33	15,000,000	16,570,113
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	5,455,000	5,983,738
Michigan State Housing Development Authority Rev., (Clark Road Family Ltd. Dividend Housing Association LP), VRN, 2.67%, 12/1/42	1,565,000	1,563,827
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,717,333
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AG)	1,750,000	1,947,520
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AG)	600,000	674,107
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AG)	1,250,000	1,398,166
		136,262,041
Minnesota — 0.4%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,027,228
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,018,510
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	362,439
Rochester Rev., (Mayo Clinic), 5.00%, 11/15/42	2,250,000	2,494,746
Rochester Rev., (Mayo Clinic), 5.00%, 11/15/45	6,000,000	6,506,417
Rochester Rev., (Mayo Clinic), 5.00%, 11/15/46	2,000,000	2,150,747
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/36	3,335,000	3,767,757
		17,327,844
Mississippi — 1.5%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	3,840,000	3,635,605
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	330,000	330,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	1,550,000	1,550,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	2,375,000	2,375,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	2,450,000	2,450,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	3,025,000	3,025,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	3,650,000	3,650,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	3,870,000	3,870,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	4,685,000	4,685,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	4,900,000	4,900,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	5,805,000	5,805,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	6,250,000	6,250,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	7,150,000	7,150,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	13,315,000	13,315,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System), 6.875%, 12/1/40 (AG)	4,250,000	4,319,623
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	4,670,000	4,725,330
		72,035,558
Missouri — 0.7%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,117,259
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,375,481
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,272,915
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,088,903
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,087,844
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 5.00%, 4/1/59	2,080,000	2,277,762
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	731,526
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,018,023
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,723,362
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,235,245
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,341,422

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	$825,000	$933,672
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	259,469
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	518,634
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	542,891
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	489,919
Phelps County Rev., (Phelps County Regional Medical Center), 5.00%, 12/1/40	1,000,000	1,060,631
Phelps County Rev., (Phelps County Regional Medical Center), 5.75%, 12/1/45	2,700,000	2,917,581
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	3,478,366	3,540,493
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	501,505
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	981,243
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	649,288
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,054,249
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,000,000	987,386
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	1,070,524
		35,777,227
Nebraska — 1.9%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,577,407
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,653,801
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	36,930,935
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,851,937
Nebraska Public Power District Rev., 5.00%, 7/1/28	30,000,000	31,088,769
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,052,341
		92,155,190
Nevada — 1.0%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	746,240
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	775,252
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,270,000	1,307,558
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,840,000	1,908,869
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,372,327
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,123,705
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,125,793
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,112,464
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,108,159
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/34	650,000	725,690
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/35	700,000	778,690
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/36	1,000,000	1,105,636
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/37	795,000	873,988
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/38	800,000	874,560
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	420,000	392,210
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	940,000	811,234
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	885,000	817,702
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	391,670

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	$915,000	$925,620
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	450,000	435,860
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	495,000	458,005
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	920,000	932,499
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	635,000	515,582
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,320,000	2,548,868
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,395,000	991,152
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	370,000	397,834
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	495,000	530,936
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	985,000	1,045,589
Las Vegas Special Improvement District No. 819 Special Assessment, 5.00%, 6/1/40	325,000	339,652
Las Vegas Special Improvement District No. 819 Special Assessment, 5.25%, 6/1/45	325,000	337,519
Nevada Housing Division Rev., (Serene Pines LP), VRN, 2.95%, 6/1/45	2,500,000	2,501,024
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/29	1,485,000	1,567,533
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/34	1,010,000	1,059,448
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/36	1,000,000	1,045,246
Reno Rev., (County of Washoe NV Sales Tax), 4.00%, 6/1/43	1,000,000	977,285
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	1,765,000	1,773,978
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,750,073
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,571,772
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,208,106
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,042,995
		51,308,323
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (Lockhart Independent School District), 5.00%, 12/1/41	8,045,000	8,492,993
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	945,103
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	726,354
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	871,400
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,451,605
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,166,091
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,490,740
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	13,202,294	13,393,813
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,146,948
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,003,402
		31,688,449
New Jersey — 4.0%
Essex County Improvement Authority Rev., (County of Essex), 4.00%, 3/12/27 (CNTY GTD)	35,000,000	35,382,347
Monmouth County Improvement Authority Rev., 4.00%, 3/12/27	20,000,000	20,227,680
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AG)	1,000,000	1,000,000
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AG)	1,100,000	1,121,064
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/27 (BAM)	3,000,000	3,062,163
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/28 (BAM)	6,000,000	6,122,816
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/33	1,000,000	1,014,391
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,063,835
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,047,070
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,463,123
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,138,539
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,725,269

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	$9,375,000	$10,540,511
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(6)	1,500,000	1,502,755
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(6)	1,500,000	1,502,755
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	1,505,000	1,552,820
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,002,807
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,002,526
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(6)	3,500,000	3,718,970
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,922,266
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,421,979
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,175,427
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,252,066
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,095,196
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,858,386
New Jersey Turnpike Authority Rev., 5.00%, 1/1/43	2,000,000	2,196,600
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,075,875
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,640,000	1,785,087
New Jersey Turnpike Authority Rev., 5.00%, 1/1/45	1,500,000	1,623,678
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,031,073
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,401,046
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,699,083
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,047,219
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,014,937
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,120,968
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,826,090
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	5,500,000	5,701,145
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,125,916
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	7,000,000	7,217,532
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,029,253
		194,812,263
New Mexico — 0.2%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	340,000	340,984
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	411,358
New Mexico Finance Authority Rev., 5.00%, 6/1/28	210,000	210,407
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	801,416
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	8,380,000	8,380,000
		10,144,165
New York — 9.5%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,861,474
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.00%, 12/15/31	25,000,000	24,903,855
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/36	5,855,000	5,977,896
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	10,000,000	10,013,377
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	10,000,000	10,664,408
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,860,006
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	914,419
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,491,932
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,096,255
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,392,038
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,492,048

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	$3,000,000	$3,030,664
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,359,104
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	843,996
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,198,376
New York City GO, 5.00%, 8/1/35	5,900,000	6,551,797
New York City GO, 5.00%, 8/1/37	5,520,000	6,053,405
New York City GO, 5.25%, 10/1/39	2,000,000	2,187,480
New York City GO, 5.00%, 2/1/40	3,400,000	3,761,725
New York City GO, 5.25%, 10/1/40	3,000,000	3,269,930
New York City GO, 4.00%, 9/1/46	4,960,000	4,657,294
New York City GO, 4.00%, 3/1/47	5,000,000	4,603,325
New York City GO, VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
New York City GO, VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	3,230,000	3,230,000
New York City GO, VRDN, Series I-2, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	3,760,000	3,760,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,012,960
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,869,426
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.50%, 6/15/39	3,000,000	3,529,788
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,561,476
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,783,425
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	9,145,000	8,953,682
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,397,412
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/46	7,500,000	8,056,923
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	3,905,000	3,905,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	4,110,000	4,110,000
New York City Transitional Finance Authority Future Tax Secured, 5.00%, 11/1/42(4)	2,000,000	2,210,232
New York City Transitional Finance Authority Future Tax Secured, 5.00%, 11/1/43(4)	1,500,000	1,645,479
New York City Transitional Finance Authority Future Tax Secured, 5.00%, 11/1/44(4)	1,500,000	1,635,065
New York City Transitional Finance Authority Future Tax Secured, 5.00%, 11/1/45(4)	1,500,000	1,621,249
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	6,155,000	6,613,915
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,633,743
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/36	1,740,000	1,936,080
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	384,660
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,675,502
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,167,911
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/39	2,000,000	2,155,983
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,323,548
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/40	6,105,000	6,731,215
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	13,580,000	14,916,841
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/41	5,000,000	5,509,014
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,761,385
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/45	8,575,000	9,111,625
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	2,415,000	2,415,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	4,020,000	4,020,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	6,780,000	6,780,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRN, 2.85%, 8/1/39 (SBBPA: JPMorgan Chase Bank N.A.)	275,000	275,000

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	$9,795,000	$11,162,988
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AG)	1,000,000	1,138,783
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AG)	400,000	452,900
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AG)	475,000	535,692
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AG)	700,000	793,509
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,276,251
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,683,094
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.05%, 11/15/30	2,625,000	2,624,266
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	5,000,000	5,604,749
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/33	5,000,000	5,672,821
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/38	13,490,000	13,749,077
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	2,135,000	2,146,042
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	11,645,000	11,659,838
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	4,000,000	4,427,304
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	1,750,000	1,941,769
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	2,000,000	2,200,120
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/44	3,400,000	3,700,218
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/45	10,000,000	9,639,525
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/46	5,040,000	4,773,464
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,649,956
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	3,270,000	3,273,239
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	1,365,000	1,371,570
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,034,926
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	5,000,000	5,586,407
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,578,821
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	5,355,000	5,766,737
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/37	1,280,000	1,353,317
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,397,862
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	5,750,000	5,576,023
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	3,280,000	3,139,328
State of New York GO, 5.00%, 3/15/40	1,675,000	1,874,561
State of New York GO, 5.00%, 3/15/41	1,750,000	1,949,546
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,759
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,954
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,010,441
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/43	5,000,000	5,546,977
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/44	3,000,000	3,284,269
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/45	2,500,000	2,705,936
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	606,371
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	822,059
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,627,613
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,381,788
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,329,027
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,054,719
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,350,000	1,418,930
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,375,000	1,440,153
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500,000	1,563,461
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,501,844

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AG)	$2,000,000	$2,212,696
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AG)	2,000,000	2,241,093
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AG)	1,500,000	1,680,844
		463,372,980
North Carolina — 1.9%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,227,881
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,391,323
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,036,696
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,587,649
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,416,885
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	1,950,000	1,950,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	2,835,000	2,835,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.85%, 6/1/26 (SBBPA: JPMorgan Chase Bank N.A.)	3,820,000	3,820,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,007,869
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	3,500,000	3,514,203
Greenville Utilities Commission Rev., 5.00%, 9/1/43	2,170,000	2,389,588
Greenville Utilities Commission Rev., 5.00%, 9/1/44	3,230,000	3,525,735
Nash Health Care Systems Rev., 5.00%, 2/1/32	2,500,000	2,726,291
North Carolina Capital Facilities Finance Agency Rev., (Wake Forest University), 5.00%, 1/1/36	4,000,000	4,615,807
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	13,560,000	13,504,660
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,912,026
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,056,484
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	981,678
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	1,090,000	1,092,307
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,020,973
North Carolina Medical Care Commission Rev., (Plantation Village, Inc. Obligated Group), 3.35%, 1/1/31	3,750,000	3,750,542
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	589,518
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,822,645
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,038,900
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,107,455
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,146,731
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,259,156
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	896,510
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	50,000	50,014
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,022,945
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AG)	2,570,000	2,688,090
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	15,779,887
State of North Carolina Rev., 5.00%, 3/1/40	2,250,000	2,511,232
		93,276,680
Ohio — 2.9%
American Municipal Power, Inc. Rev., 5.00%, 2/15/34	980,000	1,079,816
American Municipal Power, Inc. Rev., 5.00%, 2/15/36	1,080,000	1,184,611
American Municipal Power, Inc. Rev., 5.00%, 2/15/37	1,135,000	1,237,071
American Municipal Power, Inc. Rev., 5.00%, 2/15/38	1,190,000	1,288,962
American Municipal Power, Inc. Rev., 5.00%, 2/15/40	1,315,000	1,408,010

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
American Municipal Power, Inc. Rev., 5.00%, 2/15/41	$1,380,000	$1,466,044
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	1,450,000	1,528,630
American Municipal Power, Inc. Rev., 5.00%, 2/15/43	1,520,000	1,592,263
American Municipal Power, Inc. Rev., 5.00%, 2/15/44	1,595,000	1,655,868
American Municipal Power, Inc. Rev., 5.00%, 2/15/45	1,550,000	1,595,184
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,055,000	3,247,140
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	3,145,000	3,326,757
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	6,505,000	6,819,218
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,400,705
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	5,000,000	4,933,090
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	465,000	474,230
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,661,786
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	2,025,000	2,121,645
Columbus-Franklin County Finance Authority Rev., (TWG Castle LP), VRN, 3.20%, 6/1/44	1,700,000	1,707,417
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,613,165
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,765,009
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44	7,565,000	7,599,223
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	3,578,000	3,747,879
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,023,155
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,164,715
Lorain Metropolitan Housing Authority Rev., (Wilkes Villa LLC), VRN, 3.22%, 6/1/29 (HUD)	4,500,000	4,508,494
Miami University Rev., 5.00%, 9/1/38(4)	3,500,000	3,966,359
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	534,137
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,062,654
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,056,960
Ohio State University Rev., 5.00%, 6/1/35	16,975,000	19,631,041
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	393,263
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	452,288
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	790,335
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	731,398
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	833,592
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,596,503
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 6/1/37	4,240,000	4,907,340
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 6/1/38	3,500,000	4,026,989
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 12/1/38	2,500,000	2,868,132
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 6/1/39	2,500,000	2,859,876
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 12/1/39	1,750,000	1,996,326
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,564,087
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,220,552
Port of Greater Cincinnati Development Authority Rev., (Cambridge Arms Preservation LP), 4.40%, 11/1/40 (FNMA)	8,481,000	8,434,170
State of Ohio Rev., 5.00%, 12/15/33	700,000	759,527
State of Ohio Rev., 5.00%, 12/15/34	1,000,000	1,081,284
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,324,669
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	438,252
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	386,083
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	481,283
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,513,647

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Worthington City School District GO, 5.00%, 12/1/42	$1,800,000	$1,934,318
		139,995,152
Oklahoma — 0.5%
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/31	1,125,000	1,229,354
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/32	750,000	828,560
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/33	1,000,000	1,115,239
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/34	1,000,000	1,109,864
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/35	500,000	551,934
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/36	150,000	166,249
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/37	150,000	165,398
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/38	150,000	164,474
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/39	175,000	190,074
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/40	250,000	270,795
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/41	250,000	268,743
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/42	300,000	320,591
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/43	300,000	318,883
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/44	300,000	316,818
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/45	300,000	315,266
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/46	350,000	365,342
Oklahoma City Public Property Authority Rev., (City of Oklahoma City Sales and Use Tax), 5.00%, 6/1/34(4)	3,135,000	3,561,651
Oklahoma Housing Finance Agency Rev., (Villages at Rose Hill LLC), VRN, 3.125%, 6/1/45	3,000,000	3,011,820
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	1,210,000	1,353,641
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	1,380,000	1,532,135
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	5,139,447
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	947,347
		23,243,625
Oregon — 0.8%
Albany Hospital Facility Authority Rev., (Mennonite Home of Albany, Inc. Obligated Group), 3.20%, 11/15/29	2,000,000	2,001,886
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	507,279
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	504,869
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,826,026
Clackamas County School District No. 12 North Clackamas GO, Capital Appreciation, 0.00%, 6/15/35 (SCH BD GTY)(5)	10,000,000	6,818,813
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,382,125
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/32 (SCH BD GTY)(5)	1,000,000	826,816
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/33 (SCH BD GTY)(5)	1,000,000	795,492
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/34 (SCH BD GTY)(5)	1,000,000	763,362
Oregon Housing & Community Services Department Rev., (Civic Station Housing LP), VRN, 3.125%, 7/1/44	1,665,000	1,668,468
Oregon State Lottery Rev., 5.00%, 4/1/40	750,000	838,046
Oregon State Lottery Rev., 5.00%, 4/1/41	500,000	556,310
Oregon State Lottery Rev., 5.25%, 4/1/42	500,000	565,094
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,229,955
University of Oregon Rev., 5.00%, 4/1/36	5,000,000	5,813,682
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/41 (SCH BD GTY)(5)	6,500,000	3,333,338
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/42 (SCH BD GTY)(5)	5,000,000	2,408,516
		36,840,077
Pennsylvania — 4.1%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	1,045,000	1,046,275
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	4,000,000	4,219,078
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AG)	2,750,000	2,792,048

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	$2,500,000	$2,601,818
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,548,719
Commonwealth Financing Authority Rev., 5.00%, 6/1/33	3,205,000	3,317,569
Commonwealth Financing Authority Rev., 5.00%, 6/1/34	6,940,000	7,171,433
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	11,150,000	10,996,112
Delaware River Port Authority Rev., 5.00%, 1/1/39	6,000,000	6,681,720
Delaware River Port Authority Rev., 5.00%, 1/1/40	2,100,000	2,323,696
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,024,977
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,508,337
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,311,126
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/29	1,355,000	1,436,007
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/30	1,060,000	1,137,995
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/31	1,110,000	1,205,130
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/32	1,545,000	1,689,068
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/33	1,610,000	1,771,240
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/34	1,265,000	1,399,648
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/35	465,000	515,753
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	8,000,000	8,361,790
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	575,759
Pennsylvania COP, 5.00%, 7/1/29	600,000	621,579
Pennsylvania COP, 5.00%, 7/1/30	750,000	776,151
Pennsylvania COP, 5.00%, 7/1/31	850,000	878,171
Pennsylvania COP, 5.00%, 7/1/35	450,000	462,035
Pennsylvania GO, 5.00%, 4/1/34	21,010,000	23,937,916
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	2,261,000	2,320,881
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,061,568
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,220,395
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	553,090
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	578,135
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,091,802
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	4,845,000	5,436,912
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/42	1,000,000	1,109,830
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/42	1,000,000	1,109,830
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/43	2,000,000	2,207,305
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/44	1,000,000	1,093,386
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/45	1,875,000	2,033,272
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,011,656
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AG)	1,465,000	1,496,450
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AG)	2,960,000	3,021,548
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AG)	1,610,000	1,641,706
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AG)	1,800,000	1,834,183
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,118,599
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AG)	2,000,000	2,214,156
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AG)	1,000,000	1,101,513
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AG)	1,325,000	1,449,622
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AG)	1,280,000	1,451,544
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AG)	1,500,000	1,687,976
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/41	700,000	781,177

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/42	$750,000	$830,617
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/43	750,000	823,927
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/44	725,000	790,254
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/45	650,000	701,336
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,567,365
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,679,014
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,029,267
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,846,291
Reading School District GO, 5.00%, 3/1/28 (AG), (ST AID WITHHLDG)	1,025,000	1,042,133
Reading School District GO, 5.00%, 3/1/37 (AG), (ST AID WITHHLDG)	1,500,000	1,515,226
Reading School District GO, 5.00%, 3/1/38 (AG), (ST AID WITHHLDG)	1,500,000	1,515,258
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,211,669
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	513,813
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	497,333
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,027,784
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,282,505
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,137,959
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,691,927
Scranton GO, 5.00%, 11/15/28 (AG)	1,545,000	1,611,562
Scranton GO, 5.00%, 11/15/29 (AG)	1,875,000	1,983,196
Scranton GO, 5.00%, 11/15/30 (AG)	920,000	984,982
Scranton GO, 5.00%, 11/15/31 (AG)	1,675,000	1,807,926
Scranton GO, 5.00%, 11/15/32 (AG)	1,520,000	1,631,157
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,029,905
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,695,763
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	770,018
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,652,391
State Public School Building Authority Rev., (Delaware County Community College), 5.00%, 10/1/26 (BAM)	685,000	689,773
State Public School Building Authority Rev., (Delaware County Community College), 5.00%, 10/1/27 (BAM)	650,000	668,729
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,145,916
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	353,368
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	465,547
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 5.125%, 11/15/46	670,000	688,759
		199,820,356
Puerto Rico — 0.5%
Puerto Rico GO, VRN, 0.00%, 11/1/51	2,964,748	1,871,497
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	18,000,000	17,948,956
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	15,000,000	4,028,644
		23,849,097
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AG)	1,635,000	1,677,598
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AG)	1,810,000	1,854,449
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AG)	2,000,000	2,043,423
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AG)	5,620,000	5,721,053
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AG)	1,100,000	1,203,856
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AG)	1,000,000	1,089,294
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/32 (BAM)(4)	265,000	298,261
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/33 (BAM)(4)	365,000	415,177
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/34 (BAM)(4)	300,000	343,936

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/35 (BAM)(4)	$260,000	$300,008
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/36 (BAM)(4)	270,000	312,903
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/37 (BAM)(4)	275,000	317,104
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/38 (BAM)(4)	360,000	412,672
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/39 (BAM)(4)	305,000	346,500
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/40 (BAM)(4)	410,000	465,239
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/41 (BAM)(4)	500,000	564,311
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/42 (BAM)(4)	1,000,000	1,121,496
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/44 (BAM)(4)	1,000,000	1,106,468
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/45 (BAM)(4)	625,000	686,352
		20,280,100
South Carolina — 0.9%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	275,000	274,416
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	964,786
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,157,011
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,097,695
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,531,053
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,696,184
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,081,667
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	504,307
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	516,879
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	494,519
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	750,000	739,126
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.25%, 10/1/45(1)	800,000	816,516
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,058,387
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,007,810
Medical University Hospital Authority, 5.25%, 5/15/42 (FHA)(4)	675,000	721,589
Medical University Hospital Authority, 5.25%, 11/15/42 (FHA)(4)	500,000	533,613
Medical University Hospital Authority, 5.25%, 11/15/43 (FHA)(4)	750,000	795,758
Medical University Hospital Authority, 5.25%, 5/15/44 (FHA)(4)	1,600,000	1,690,388
Medical University Hospital Authority, 5.25%, 11/15/44 (FHA)(4)	550,000	580,842
Medical University Hospital Authority, 5.25%, 5/15/45 (FHA)(4)	1,110,000	1,165,477
Medical University Hospital Authority, 5.25%, 11/15/45 (FHA)(4)	750,000	787,035
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,840,692
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	215,000	213,219
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	921,144
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	995,000	855,618
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	858,707
South Carolina Public Service Authority Rev., 5.00%, 12/1/33	1,100,000	1,240,960
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	1,750,000	1,986,503
South Carolina Public Service Authority Rev., 5.00%, 12/1/35	575,000	656,225
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	1,000,000	1,139,331
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43	1,945,000	1,949,265
		45,876,722
South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/40	2,960,000	3,176,613

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/45	$3,490,000	$3,633,310
		6,809,923
Tennessee — 1.4%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	635,379
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	949,418
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,145,250
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	796,240
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	623,030
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	1,470,000	1,638,882
Johnson City Health & Educational Facilities Board Rev., (DGA Lakewood LP), VRN, 2.85%, 4/1/29 (HUD)	1,000,000	1,000,000
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,687,903
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,918,016
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	724,033
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	609,691
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	661,923
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	960,007
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,347,954
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/42	2,000,000	2,172,415
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/43	2,250,000	2,427,750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/45	5,265,000	5,572,690
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AG)	1,310,000	1,444,216
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AG)	4,505,000	4,943,939
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/41	3,225,000	3,546,522
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/42	2,000,000	2,184,916
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	305,247
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	249,769
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	378,250
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	376,646
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	535,979
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	533,210
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	525,167
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(1)	4,335,000	4,376,028
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,963,221
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	13,900,000	14,805,937
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	6,000,000	6,374,917
		70,414,545
Texas — 13.1%
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	1,500,000	1,583,154
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	245,000	245,811
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	8,700,000	8,744,123
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	1,810,000	1,798,331
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	13,161,199

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Alamo Area Housing Finance Corp. Rev., (EC Kerrville 3 LLC), VRN, 3.00%, 12/1/43	$1,900,000	$1,900,594
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,482,398
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,037,581
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,140,208
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,035,385
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,034,101
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,374,378
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,747,503
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,415,568
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,923,345
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/38 (PSF-GTD)	1,380,000	1,519,083
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,112,287
Austin Airport System Rev., 5.00%, 11/15/42	1,500,000	1,653,430
Austin Airport System Rev., 5.00%, 11/15/43	3,280,000	3,590,803
Austin Airport System Rev., 5.00%, 11/15/44	2,000,000	2,170,049
Austin Airport System Rev., 5.00%, 11/15/45	1,250,000	1,342,588
Austin Airport System Rev., 5.00%, 11/15/46	1,000,000	1,062,650
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	7,964,854
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,320,432
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,383,979
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,208,909
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,118,344
Bexar Management & Development Corp. Rev., (Miller's Pond Apartments SA LP), VRN, 2.65%, 3/1/29 (FHA)	1,600,000	1,585,238
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,119,092
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/40	2,300,000	2,609,674
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	1,280,000	1,296,870
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	1,000,000	1,036,295
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	1,000,000	1,036,295
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	1,000,000	1,105,908
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	1,400,000	1,554,243
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/42	750,000	829,577
Central Texas Turnpike System Rev., 5.00%, 8/15/33	2,585,000	2,885,486
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	12,860,000	13,744,396
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,083,098
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	3,916,013
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,103,858
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	501,683
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,598,815
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	1,995,275
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,772,222
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,816,886
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,038,163
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,087,099
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/40 (PSF-GTD)	5,375,000	5,814,051
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/41 (PSF-GTD)	3,850,000	4,138,353
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	943,600
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	856,784
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	612,564
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	500,408
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,431,778
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	602,454
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	283,363

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	$1,650,000	$1,597,540
Corpus Christi Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,138,206
Corpus Christi Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,142,322
Corpus Christi Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,136,250
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,112,747
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,325,420
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,101,955
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,420,829
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,431,360
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,664,987
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,108,687
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,102,265
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,359,716
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,644,027
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	1,375,000	1,513,460
Dallas Independent School District GO, VRN, 5.00%, 2/15/56 (PSF-GTD)	8,500,000	9,079,351
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,312,304
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,152,247
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,546,633
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,923,820
Denton Independent School District GO, VRN, 4.00%, 8/15/55 (PSF-GTD)	4,000,000	4,157,681
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,330,564
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,272,108
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(5)	2,840,000	1,542,843
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(5)	3,000,000	1,538,242
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(5)	7,400,000	3,595,891
Fort Bend Independent School District GO, 5.00%, 8/15/39 (PSF-GTD)	1,445,000	1,605,682
Fort Bend Independent School District GO, 5.00%, 8/15/40 (PSF-GTD)	2,775,000	3,062,236
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,674,755
Fort Bend Independent School District GO, VRN, 3.125%, 8/1/56 (PSF-GTD)	4,400,000	4,405,201
Fort Bend Toll Road Rev., 5.00%, 3/1/32 (AG)	600,000	664,257
Fort Bend Toll Road Rev., 5.00%, 3/1/33 (AG)	800,000	894,178
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	700,000	788,207
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	750,000	844,507
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AG)	1,000,000	1,133,517
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	800,000	889,518
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	1,000,000	1,124,356
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AG)	500,000	552,484
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AG)	500,000	549,331
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,535,566
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,546,563
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,517,878
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/38 (AG)	255,000	260,741
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/39 (AG)	330,000	335,489
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/41 (AG)	800,000	817,544
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/43 (AG)	1,000,000	1,004,113
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,718,346
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,295,434
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,433,136
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,834,534
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,057,079
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,337,016

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	$1,175,000	$1,241,280
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AG)	800,000	886,122
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AG)	600,000	668,389
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AG)	960,000	1,064,415
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AG)	830,000	910,272
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AG)	525,000	569,632
Garland Water & Sewer System Rev., 5.00%, 3/1/41	1,200,000	1,312,506
Garland Water & Sewer System Rev., 5.00%, 3/1/43	1,475,000	1,599,260
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,142,619
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,364,331
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	773,459
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	615,570
Georgetown Utility System Rev., 5.00%, 8/15/40	1,000,000	1,098,143
Greenville Electric System Rev., 5.00%, 2/15/39 (BAM)	2,050,000	2,248,830
Greenville Electric System Rev., 5.00%, 2/15/40 (BAM)	2,155,000	2,351,401
Greenville Electric System Rev., 5.00%, 2/15/41 (BAM)	1,000,000	1,088,017
Greenville Electric System Rev., 5.00%, 2/15/42 (BAM)	2,380,000	2,580,031
Greenville Electric System Rev., 5.00%, 2/15/43 (BAM)	2,500,000	2,696,824
Greenville Electric System Rev., 5.00%, 2/15/44 (BAM)	2,630,000	2,821,186
Greenville Electric System Rev., 5.00%, 2/15/45 (BAM)	1,000,000	1,065,812
Greenville Electric System Rev., 5.00%, 2/15/46 (BAM)	600,000	631,415
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	6,857,537
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	6,941,291
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine Obligated Group), 5.00%, 5/15/29	4,000,000	4,207,829
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,746,556
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.00%, 12/1/29	6,825,000	7,314,541
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,374,417
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,536,576
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,011,680
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/30 (AG)	515,000	555,554
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/32 (AG)	285,000	314,731
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/35 (AG)	1,000,000	1,114,990
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/37 (AG)	1,200,000	1,320,737
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/39 (AG)	1,250,000	1,358,811
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,336,201
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,022,520
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,272,681
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,030,383
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,205,558
HHA Fountainview PFC Rev., (Pillar Idlewilde LP), VRN, 2.75%, 4/1/43	1,770,000	1,763,272
Houston GO, 5.25%, 3/1/39	2,000,000	2,208,614
Houston GO, 5.25%, 3/1/40	1,145,000	1,259,094
Houston GO, 5.25%, 3/1/42	2,750,000	3,008,243
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	452,655
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	968,194

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/41	$3,200,000	$3,535,891
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/42	2,500,000	2,746,078
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/42	4,820,000	5,255,993
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/43 (AG)	1,550,000	1,696,339
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/43	3,250,000	3,548,212
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/44 (AG)	1,200,000	1,299,943
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/44	2,400,000	2,604,092
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/45 (AG)	700,000	735,480
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/45 (AG)	750,000	802,778
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/46 (AG)	600,000	624,454
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,322,468
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,018,756
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,253,040
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,242,818
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	609,115
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,009,141
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,006,101
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,222,966
Lewisville Independent School District GO, 5.00%, 8/15/38 (PSF-GTD)	3,000,000	3,343,020
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	4,000,000	4,313,374
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/45	3,750,000	3,993,067
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	3,635,000	3,964,339
Lubbock Housing Finance Corp. Rev., (1102 58th State Lubbock Apartments LP), VRN, 2.80%, 3/1/29 (HUD)	1,500,000	1,492,442
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	5,107,514
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AG)	700,000	713,292
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AG)	460,000	467,951
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AG)	500,000	505,057
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,019,571
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,019,571
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,019,571
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,670,000	1,702,683
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	500,000	536,801
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/42	700,000	746,351
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/43	1,000,000	1,063,227
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,341,451
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	7,935,889
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	14,000,000	9,056,755
Northside Independent School District GO, 5.00%, 8/15/33 (PSF-GTD)	1,035,000	1,175,354
Northside Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,142,881
Northside Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,128,547
Northside Independent School District GO, 5.00%, 8/15/37 (PSF-GTD)	1,225,000	1,374,503
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,000,000	5,995,980
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,537,714
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,042,379
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/39 (BAM)	1,000,000	1,103,900
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/42 (BAM)	1,000,000	1,092,169
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,483,768

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	$1,500,000	$1,520,958
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	807,451
Port Arthur Housing Authority Rev., (Foothill Willow Lakes LLC), 3.90%, 4/1/36 (FNMA)	7,040,000	7,125,603
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,706,057
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,214,206
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,338,446
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	3,150,000	3,417,850
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/31 (PSF-GTD)(5)	850,000	730,667
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/32 (PSF-GTD)(5)	1,100,000	910,527
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,032,327
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,512,340
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,110,969
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,685,826
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,096,630
San Antonio Electric & Gas Systems Rev., VRN, 2.90%, 2/1/55	3,750,000	3,726,844
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	4,500,000	4,490,497
Southeast Regional Management District GO, 4.00%, 4/1/38 (AG)	500,000	502,910
Southeast Regional Management District GO, 4.00%, 4/1/39 (AG)	540,000	541,761
Southeast Regional Management District GO, 4.00%, 4/1/41 (AG)	1,000,000	992,343
Southeast Regional Management District GO, 4.00%, 4/1/43 (AG)	825,000	803,482
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/44	1,250,000	1,344,865
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/45	1,250,000	1,332,851
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	11,720,000	12,971,432
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,438,157
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/33 (BAM)	1,510,000	1,669,718
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/34 (BAM)	1,515,000	1,685,706
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/35 (BAM)	1,605,000	1,794,759
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,518,422
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,939,242
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co., Inc.)	935,000	951,519
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,676,344
Texas Municipal Gas Acquisition & Supply Corp. V Rev., 5.00%, 4/1/36 (GA: Citigroup, Inc.)	12,000,000	12,665,664
Texas Municipal Power Agency Rev., 5.00%, 9/1/39 (BAM)	450,000	490,171
Texas Municipal Power Agency Rev., 5.00%, 9/1/40 (BAM)	800,000	865,152
Texas Municipal Power Agency Rev., 5.25%, 9/1/42 (BAM)	500,000	544,649
Texas Municipal Power Agency Rev., 5.50%, 9/1/44 (BAM)	500,000	548,150
Texas Municipal Power Agency Rev., 5.50%, 9/1/45 (BAM)	500,000	543,098
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,592,042
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	2,290,000	2,333,441
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,725,000	3,726,093
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,226,152
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,182,734
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,316,735
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,501,045
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 4/15/31	7,000,000	7,365,441
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/34	6,000,000	6,803,666
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/35	4,820,000	5,437,071
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	10,000,000	10,196,967
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/44	18,075,000	17,716,336

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	$5,000,000	$4,921,261
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,467,712
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,329,370
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,091,921
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,119,719
Upper Trinity Regional Water District Rev., 5.25%, 8/1/41 (BAM)	700,000	774,742
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	919,562
Upper Trinity Regional Water District Rev., 5.25%, 8/1/42 (BAM)	400,000	440,577
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	721,415
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,255,659
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,572,770
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,951,815
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,101,589
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	515,558
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	636,818
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	596,495
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,164,299
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,159,737
		639,355,051
Utah — 0.5%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	2,065,000	2,193,551
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	2,115,000	2,237,097
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/38 (AG)	2,650,000	2,793,487
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/39 (AG)	2,300,000	2,417,354
Intermountain Power Agency Rev., 5.00%, 7/1/37	2,000,000	2,167,736
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	639,358
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	659,548
Utah Housing Corp. Rev., (Collaborative 1881 Phase 1 LLC), VRN, 2.65%, 3/1/45	2,500,000	2,474,738
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	4,430,000	4,575,892
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	1,965,000	2,084,242
Utah Transit Authority Rev., 5.00%, 12/15/32	2,000,000	2,265,021
		24,508,024
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AG)	520,000	520,524
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,004,594
		4,525,118
Virginia — 0.8%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,269,408
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,584,468
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	676,376
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	3,770,000	3,769,837
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	485,000	488,613
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,511,753
Prince William County Service Authority Rev., 5.00%, 7/15/37	750,000	859,126
Prince William County Service Authority Rev., 5.00%, 7/15/38	500,000	569,626
Prince William County Service Authority Rev., 5.00%, 7/15/40	390,000	439,611
Prince William County Service Authority Rev., 5.00%, 7/15/41	400,000	448,192

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Richmond Redevelopment & Housing Authority Rev., (Standard School Road Venture LP), VRN, 3.05%, 12/1/55	$2,750,000	$2,756,002
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	5,985,197
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	2,975,000	3,282,395
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,286,731
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	4,031,541
		38,958,876
Washington — 2.8%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,124,207
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	1,200,000	1,365,197
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,503,554
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	1,000,000	1,147,955
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,703,682
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,413,734
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	1,000,000	1,145,783
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,391,602
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,000,000	1,119,548
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	5,000,000	5,619,405
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/42	3,800,000	4,233,673
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/43	15,000,000	16,604,844
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,323,132
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,484,193
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,940,162
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,214,165
King County Housing Authority Rev., 5.00%, 7/1/40	1,000,000	1,052,571
King County Housing Authority Rev., 5.375%, 7/1/45	3,460,000	3,663,155
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AG)	550,000	530,958
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/41 (SCH BD GTY)	1,605,000	1,785,716
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/42 (SCH BD GTY)	1,000,000	1,104,592
Seattle Municipal Light & Power Rev., 5.00%, 2/1/41	1,000,000	1,115,145
Seattle Municipal Light & Power Rev., 5.00%, 2/1/42	1,450,000	1,605,150
Seattle Municipal Light & Power Rev., 5.00%, 2/1/43	2,500,000	2,751,079
Seattle Water System Rev., 5.00%, 5/1/33	1,610,000	1,834,809
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,520,180
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,432,217
State of Washington GO, 5.00%, 2/1/34	10,865,000	11,856,741
State of Washington GO, 5.00%, 8/1/38	1,250,000	1,402,089
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,361,537
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	6,031,723
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	7,145,000	7,156,033
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/33 (BAM)(1)	635,000	695,100
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/34 (BAM)(1)	670,000	732,772
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/35 (BAM)(1)	1,000,000	1,096,195
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/36 (BAM)(1)	1,000,000	1,087,232
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/37 (BAM)(1)	1,250,000	1,352,411
		134,502,241

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
West Virginia — 0.2%
Ohio County Tax Allocation, 5.25%, 6/1/44	$750,000	$773,450
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/38 (AG)	800,000	879,229
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/39 (AG)	1,550,000	1,694,572
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.25%, 6/1/45 (AG)	1,500,000	1,611,322
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AG)	1,500,000	1,618,129
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AG)	4,000,000	4,304,668
		10,881,370
Wisconsin — 2.0%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	603,128
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/31	560,000	611,383
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/32	585,000	645,403
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/33	1,235,000	1,372,278
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/34	1,300,000	1,454,002
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/35	1,370,000	1,523,092
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/36	1,440,000	1,592,233
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/37	1,515,000	1,665,838
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/38	1,595,000	1,743,792
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/39	1,680,000	1,826,495
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	2,155,000	2,327,503
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AG)	690,000	716,270
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AG)	740,000	767,118
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AG)	750,000	776,360
Public Finance Authority Rev., (C/HP Cove, Inc.), 4.00%, 5/1/36 (FHLMC)	9,150,000	9,152,631
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/30	750,000	776,205
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/35	1,100,000	1,164,404
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(1)	1,290,000	1,327,977
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(1)	1,610,000	1,658,662
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(1)	1,955,000	2,011,224
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(1)	6,545,000	6,655,989
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(1)	2,145,000	2,161,446
Public Finance Authority Rev., (CHF - Wilmington LLC), 4.125%, 7/1/43 (AG)	5,000,000	4,797,440
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AG)	925,000	956,432
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AG)	2,540,000	2,621,622
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AG)	2,665,000	2,747,750
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AG)	2,800,000	2,882,995
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	3,500,000	3,599,234
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/36	425,000	472,683
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/38	350,000	384,699
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/40	400,000	435,097
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/45	1,000,000	1,072,131
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/33(1)	3,045,000	3,034,639
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(6)	25,000	26,195
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	65,000	70,004
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	390,000	399,484
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(6)	20,000	21,063
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(6)	35,000	36,860

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	$1,675,000	$1,687,957
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(1)	980,000	891,825
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	1,215,000	972,734
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	889,282
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,894,352
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(1)	1,500,000	1,368,490
Public Finance Authority Rev., VRN, 3.58%, (SOFR plus 1.15%), 12/1/68 (GA: Deutsche Bank AG)(1)	12,800,000	12,799,261
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,225,000	1,258,667
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,034,881
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,579,711
		96,468,921
TOTAL MUNICIPAL SECURITIES (Cost $4,816,010,413)		4,859,366,922
EXCHANGE-TRADED FUNDS — 1.4%
iShares National Muni Bond ETF	221,600	23,748,872
VanEck High Yield Muni ETF	467,300	24,009,874
Vanguard Tax-Exempt Bond Index ETF	467,800	23,558,408
TOTAL EXCHANGE-TRADED FUNDS (Cost $71,105,366)		71,317,154
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $47,990)	47,986	47,990
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $4,887,163,769)		4,930,732,066
OTHER ASSETS AND LIABILITIES — (0.9)%		(46,136,372)
TOTAL NET ASSETS — 100.0%		$4,884,595,694

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AG-CR	–	Assured Guaranty, Inc. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
CNTY GTD	–	County Guaranteed
COP	–	Certificates of Participation
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Bond Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SCH BD GTY	–	School Bond Guaranty
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $241,171,053, which represented 4.9% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$4,859,366,922	—
Exchange-Traded Funds	$71,317,154	—	—
Short-Term Investments	47,990	—	—
	$71,365,144	$4,859,366,922	—

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended May 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(259,348)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(3,198)

See Notes to Financial Statements.

Schedule of Investments - Tax-Free Money Market Fund
MAY 31, 2026

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
Alabama — 2.6%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.85%, 6/7/26 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$3,900,000	$3,900,000
Arkansas — 0.4%
Lowell Rev., VRDN, 1.77%, 6/7/26 (LOC: JPMorgan Chase Bank N.A.) (Acquired 5/20/25, Cost $675,000)(2)	675,000	675,000
California — 4.8%
Los Angeles Industrial Development Authority Rev., (Anderson Industrial Property LLC), VRDN, 1.62%, 6/7/26 (LOC: FHLB and East West Bank)	2,055,000	2,055,000
San Diego County Rev., 5.00%, 6/30/26	585,000	586,087
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.62%, 6/7/26 (LIQ FAC: Royal Bank of Canada)(1)	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 1.61%, 6/7/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,925,000	1,925,000
		7,166,087
Colorado — 3.1%
Aurora Water Rev., 5.00%, 8/1/26, Prerefunded at 100% of Par(3)	490,000	491,751
Colorado State Education Loan Program Rev., 5.00%, 6/30/26	1,000,000	1,002,163
Colorado State Education Loan Program Rev., 5.00%, 6/30/26	2,500,000	2,504,982
Holland Creek Metropolitan District Rev., VRDN, 1.66%, 6/7/26 (LOC: Bank of America N.A.)	500,000	500,000
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 1.67%, 6/7/26 (LOC: Wells Fargo Bank N.A.)	235,000	235,000
		4,733,896
District of Columbia — 4.9%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 1.97%, 6/7/26 (GA: Deutsche Bank AG)(1)	6,750,000	6,750,000
Metropolitan Washington Airports Authority Aviation Rev., VRDN, 1.57%, 6/7/26 (LOC: TD Bank N.A.)	700,000	700,000
		7,450,000
Florida — 8.1%
County of Hillsborough, 2.55%, 8/13/26	4,000,000	4,000,000
Florida Housing Finance Corp. Rev., (Lamson Avenue Apartments GP LLC), VRDN, 1.60%, 6/7/26 (LOC: FNMA)(LIQ FAC: FNMA)	1,350,000	1,350,000
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), VRDN, 1.43%, 6/7/26 (LOC: JPMorgan Chase Bank N.A.)	2,120,000	2,120,000
JEA Water & Sewer System Rev., VRDN, 1.72%, 6/7/26 (SBBPA: Bank of America N.A.)	1,500,000	1,500,000
Mizuho Floater/Residual Trust Rev., VRDN, 1.80%, 7/5/26 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,166,497	2,166,497
Palm Beach County Rev., (Henry Morrison Flagler Museum), VRDN, 1.58%, 6/7/26 (LOC: Northern Trust Company)	1,000,000	1,000,000
		12,136,497
Illinois — 12.0%
Illinois Development Finance Authority Rev., (Jewish Council for Youth Services), VRDN, 1.55%, 6/7/26 (LOC: BMO Bank N.A.)	585,000	585,000
Illinois Development Finance Authority Rev., (State Ignatius College Prep), VRDN, 1.50%, 6/7/26 (LOC: PNC Bank N.A.)	595,000	595,000
Illinois Educational Facilities Authority Rev., (Augustana College), VRDN, 1.60%, 6/7/26 (LOC: BMO Bank N.A.)	900,000	900,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 1.60%, 6/7/26 (LOC: PNC Bank N.A.)	950,000	950,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 1.60%, 6/7/26 (LOC: Northern Trust Company)	720,000	720,000
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRDN, 2.80%, 6/1/26 (LOC: TD Bank N.A.)	1,000,000	1,000,000
Illinois Finance Authority Rev., (YMCA of Chicago), VRDN, 1.40%, 6/7/26 (LOC: BMO Bank N.A.)	2,000,000	2,000,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 1.60%, 6/7/26 (LOC: FHLMC)	4,320,000	4,320,000
Illinois Housing Development Authority Rev., VRDN, 1.40%, 6/7/26 (SBBPA: FHLB)	2,350,000	2,350,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 1.40%, 6/7/26 (LOC: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
Village of Palatine Rev., (Little City for Community Development), VRDN, 1.59%, 6/7/26 (LOC: FHLB)	2,000,000	2,000,000
		18,020,000

Schedule of Investments - Tax-Free Money Market Fund

	Principal Amount	Value
Indiana — 4.5%
Elkhart County Rev., (Pedcor Investments-2007-CIII LP), VRDN, 1.65%, 6/7/26 (LOC: FHLB)	$1,060,000	$1,060,000
Gary Chicago International Airport Authority Rev., (GJC, Inc.), VRDN, 1.75%, 6/7/26 (LOC: BMO Bank N.A.)	2,250,000	2,250,000
Huntington Rev., (Huntington University, Inc.), VRDN, 1.65%, 6/7/26 (LOC: Wells Fargo Bank N.A.)	2,495,000	2,495,000
Indiana Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.25%, 6/7/26	1,000,000	1,000,000
		6,805,000
Iowa — 1.9%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 1.71%, 6/7/26 (LOC: Farmers State Bank and U.S. Bank N.A.)	2,890,000	2,890,000
Kentucky — 0.2%
Jefferson County Board of Education GO, 5.00%, 6/1/26	345,000	345,000
Louisiana — 8.3%
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 1.60%, 6/7/26 (LOC: FHLMC)	3,930,000	3,930,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Honeywell International, Inc.), VRDN, 1.99%, 6/7/26 (Acquired 2/20/26 - 3/3/26, Cost $2,500,000)(2)	2,500,000	2,500,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Honeywell International, Inc.), VRDN, 1.99%, 6/7/26 (Acquired 2/19/26 - 3/11/26, Cost $3,500,000)(2)	3,500,000	3,500,000
Louisiana Public Facilities Authority Rev., (Linlake Ventures), VRDN, 1.65%, 6/7/26 (LIQ FAC: FHLMC)	2,630,000	2,630,000
		12,560,000
Massachusetts — 1.0%
Massachusetts Development Finance Agency , 2.47%, 8/5/26	1,500,000	1,500,000
Michigan — 0.7%
Michigan Finance Authority Rev., 5.00%, 8/20/26 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,004,776
Minnesota — 4.6%
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 1.62%, 6/7/26 (LOC: Wells Fargo Bank N.A.)	1,040,000	1,040,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.62%, 6/7/26 (LIQ FAC: FHLMC)	5,835,000	5,834,979
		6,874,979
Mississippi — 0.9%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.85%, 6/1/26 (GA: Chevron Corp.)	1,370,000	1,370,000
Missouri — 1.0%
Bridgeton Industrial Development Authority Rev., (Stolze Printing Obligated Group), VRDN, 1.72%, 6/7/26 (LOC: Carrollton Bank and FHLB)	735,000	735,000
Springfield Industrial Development Authority Rev., (ABEC, Inc.), VRDN, 2.07%, 6/7/26 (LOC: Guaranty Bank and FHLB)	560,000	560,000
Wright City Rev., (MB Realty LLC), VRDN, 1.72%, 6/7/26 (LOC: Bank of America N.A.)	290,000	290,000
		1,585,000
Montana — 0.7%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.92%, 6/7/26 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	1,000,000	1,000,000
Nevada — 1.3%
Nevada Housing Division Rev., (Sonoma Palms LP), VRDN, 1.50%, 6/7/26 (LOC: FNMA)(LIQ FAC: FNMA)	2,000,000	2,000,000
New Mexico — 2.0%
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 1.40%, 6/7/26 (SBBPA: Wells Fargo Bank N.A.)	2,995,000	2,995,000
New York — 5.6%
Arizona Industrial Development Authority Rev., VRDN, 1.59%, 6/7/26 (LOC: PNC Bank N.A.) (LIQ FAC: PNC Bank N.A.)(1)	3,000,000	3,000,000
New York City GO, 5.00%, 8/1/26	815,000	818,546
New York State Housing Finance Agency Rev., (Barclay Street Realty LLC), VRDN, 1.55%, 6/7/26 (LOC: FNMA)(LIQ FAC: FNMA)	700,000	700,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 1.67%, 6/7/26 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	800,000	800,000
Rib Floater Trust Various States Rev., VRDN, 1.82%, 6/7/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,055,000	1,055,000

Schedule of Investments - Tax-Free Money Market Fund

	Principal Amount	Value
Rib Floater Trust Various States Rev., VRDN, 1.82%, 6/7/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	$2,000,000	$2,000,000
		8,373,546
North Carolina — 2.1%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 1.62%, 6/7/26	3,100,000	3,100,000
Oklahoma — 0.6%
Mizuho Floater/Residual Trust Rev., VRDN, 1.80%, 7/5/26 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	877,187	877,187
Pennsylvania — 3.4%
Fayette County Hospital Authority Rev., (Fayette Regional Health System Obligated Group), VRDN, 1.50%, 6/7/26 (LOC: PNC Bank N.A.)	1,800,000	1,800,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.62%, 6/7/26 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	3,330,000	3,330,000
		5,130,000
South Carolina — 5.3%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 1.62%, 6/7/26 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Coastal Carolina), VRDN, 1.60%, 6/7/26 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
South Carolina Public Service Authority Rev., VRDN, 1.77%, 6/7/26 (LOC: Bank of America N.A.)	2,060,000	2,060,000
South Carolina State Housing Finance & Development Authority Rev., (Broad River Village LP), VRDN, 1.62%, 6/7/26 (LOC: FHLB)	4,050,000	4,050,000
		7,910,000
Tennessee — 3.6%
Clarksville Public Building Authority Rev., VRDN, 1.75%, 6/7/26 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Covington Industrial Development Board Rev., (Tootsie Roll Industries, Inc.), VRDN, 1.55%, 6/7/26 (LOC: Bank of America Corp.)	1,500,000	1,500,000
Hawkins County Industrial Development Board Rev., (Leggett & Platt, Inc.), VRDN, 2.75%, 6/7/26 (LOC: Wells Fargo Bank N.A.)	1,750,000	1,750,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LLC), VRDN, 1.60%, 6/7/26 (LOC: FNMA)(LIQ FAC: FNMA)	1,200,000	1,200,000
		5,450,000
Texas — 8.3%
Board of Regents of the University of Texas System, 2.39%, 7/8/26	1,500,000	1,500,000
County of Harris, 2.40%, 7/15/26	1,500,000	1,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRDN, 1.57%, 6/7/26	1,045,000	1,045,000
Harris County Hospital District Rev., VRDN, 1.61%, 6/7/26 (LOC: JPMorgan Chase Bank N.A.)	2,405,000	2,405,000
Mission Economic Development Corp. Rev., VRDN, 1.72%, 6/7/26 (LOC: Wells Fargo Bank N.A.)	1,875,000	1,875,000
San Antonio Housing Trust Finance Corp. Rev., (VCCPHC-San Antonio I LP), VRDN, 1.70%, 6/7/26 (LOC: United Fidelity Bank FSB and FHLB)	800,000	800,000
State of Texas GO, VRDN, 1.60%, 6/7/26 (LIQ FAC: Texas State)	1,500,000	1,500,000
State of Texas GO, VRDN, 1.74%, 6/7/26 (SBBPA: State Street Bank & Trust Co.)	875,000	875,000
Tarrant County Housing Finance Corp. Rev., (One Oaklake VIII LLC), VRDN, 1.65%, 6/7/26 (LOC: FNMA)(LIQ FAC: FNMA)	715,000	715,000
Texas Department of Transportation State Highway Fund Rev., 5.00%, 10/1/26	225,000	226,704
		12,441,704
Virginia — 2.2%
Lynchburg Industrial Development Authority Rev., (Aerofin Corp.), VRDN, 1.60%, 6/7/26 (LOC: PNC Bank N.A.) (Acquired 5/27/25 - 12/16/25, Cost $1,850,000)(2)	1,850,000	1,850,000
Virginia Small Business Financing Authority, 2.59%, 10/8/26	1,500,000	1,500,000
		3,350,000
Washington — 2.1%
Washington State Housing Finance Commission Rev., (Artspace Everett LP), VRDN, 1.67%, 6/7/26 (LIQ FAC: FHLMC)	3,100,000	3,100,000

Schedule of Investments - Tax-Free Money Market Fund

	Principal Amount	Value
Wisconsin — 2.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.85%, 6/7/26 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$4,167,000	$4,167,000
TOTAL INVESTMENT SECURITIES — 99.0%		148,910,672
OTHER ASSETS AND LIABILITIES — 1.0%		1,546,211
TOTAL NET ASSETS — 100.0%		$150,456,883

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,570,684, which represented 22.3% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $8,525,000, which represented 5.7% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MAY 31, 2026
	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund
Assets
Investment securities, at value	$572,489,753	$4,930,732,066
Investment securities - affiliated, at value	1,411,461	—
Receivable for investments sold	1,734,792	810,300
Receivable for capital shares sold	249,177	3,022,717
Interest and dividends receivable	9,097,704	58,374,696
	584,982,887	4,992,939,779

Liabilities
Disbursements in excess of demand deposit cash	—	47,991
Payable for investments purchased	5,422,227	100,240,302
Payable for capital shares redeemed	1,419,807	5,676,462
Accrued management fees	228,182	1,087,979
Distribution and service fees payable	5,609	6,521
Dividends payable	180,219	1,284,830
	7,256,044	108,344,085

Net Assets	$577,726,843	$4,884,595,694

Net Assets Consist of:
Capital paid in	$659,907,490	$5,020,761,032
Distributable earnings (loss)	(82,180,647)	(136,165,338)
	$577,726,843	$4,884,595,694

Investment securities, at cost	$599,613,020	$4,887,163,769
Investment securities - affiliated, at cost	$1,428,062	—

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
High-Yield Municipal Fund
Investor Class	$219,526,282	25,073,503	$8.76
I Class	$240,061,969	27,421,149	$8.75
Y Class	$98,283,690	11,229,530	$8.75
A Class	$17,587,091	2,009,465	$8.75
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.16
C Class	$2,267,811	259,131	$8.75
Intermediate-Term Tax-Free Bond Fund
Investor Class	$455,750,510	42,203,014	$10.80
I Class	$2,293,408,160	212,303,033	$10.80
Y Class	$2,110,501,806	195,476,948	$10.80
A Class	$22,916,305	2,121,590	$10.80
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$11.31
C Class	$2,018,913	187,035	$10.79
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MAY 31, 2026
Tax-Free Money Market Fund
Assets
Investment securities, at value	$148,910,672
Receivable for investments sold	1,005,000
Receivable for capital shares sold	66,685
Interest and dividends receivable	616,558
150,598,915

Liabilities
Disbursements in excess of demand deposit cash	621
Payable for capital shares redeemed	73,394
Accrued management fees	62,473
Dividends payable	5,544
142,032

Net Assets	$150,456,883

Net Assets Consist of:
Capital paid in	$150,451,950
Distributable earnings (loss)	4,933
$150,456,883

Investment securities, at cost	$148,910,672

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Tax-Free Money Market Fund
Investor Class	$150,456,883	150,471,781	$1.00

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MAY 31, 2026
	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund
Investment Income (Loss)
Income:
Interest	$28,509,750	$151,010,805
Income distributions from affiliated funds	13,121	—
Dividends	—	1,115,036
	28,522,871	152,125,841
Expenses:
Management fees	2,671,278	10,716,430
Distribution and service fees:
A Class	51,007	60,382
C Class	20,407	19,081
Trustees' fees and expenses	36,114	248,516
Other expenses	1,268	4,017
	2,780,074	11,048,426
Fees waived	(1,000)	—
	2,779,074	11,048,426

Net investment income (loss)	25,743,797	141,077,415

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,172,488)	(3,874,504)
Futures contract transactions	(51,112)	(259,348)
	(2,223,600)	(4,133,852)

Change in net unrealized appreciation (depreciation) on:
Investments	17,697,705	97,694,223
Investments in affiliated funds	(16,601)	—
Futures contracts	(1,158)	(3,198)
	17,679,946	97,691,025

Net realized and unrealized gain (loss)	15,456,346	93,557,173

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,200,143	$234,634,588

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MAY 31, 2026
Tax-Free Money Market Fund
Investment Income (Loss)
Income:
Interest	$4,106,014

Expenses:
Management fees	770,990
Trustees' fees and expenses	10,108
781,098

Net investment income (loss)	3,324,916
Net realized gain (loss) on investment transactions	4,401
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,329,317

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MAY 31, 2026 AND MAY 31, 2025
	High-Yield Municipal Fund		Intermediate-Term Tax-Free Bond Fund
Increase (Decrease) in Net Assets	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Operations
Net investment income (loss)	$25,743,797	$26,254,977	$141,077,415	$126,719,576
Net realized gain (loss)	(2,223,600)	(2,325,050)	(4,133,852)	(15,138,268)
Change in net unrealized appreciation (depreciation)	17,679,946	(11,440,749)	97,691,025	(18,626,529)
Net increase (decrease) in net assets resulting from operations	41,200,143	12,489,178	234,634,588	92,954,779

Distributions to Shareholders
From earnings:
Investor Class	(9,747,907)	(10,039,847)	(15,517,672)	(16,568,935)
I Class	(10,868,620)	(11,933,226)	(65,725,607)	(58,715,149)
Y Class	(3,912,140)	(2,631,454)	(58,673,392)	(50,276,074)
A Class	(844,383)	(1,121,111)	(757,257)	(763,379)
C Class	(68,944)	(71,115)	(45,491)	(53,059)
Decrease in net assets from distributions	(25,441,994)	(25,796,753)	(140,719,419)	(126,376,596)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,716,998)	5,053,244	1,215,609,092	(42,292,610)
Net increase (decrease) in net assets	8,041,151	(8,254,331)	1,309,524,261	(75,714,427)

Net Assets
Beginning of period	569,685,692	577,940,023	3,575,071,433	3,650,785,860
End of period	$577,726,843	$569,685,692	$4,884,595,694	$3,575,071,433

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MAY 31, 2026 AND MAY 31, 2025
	Tax-Free Money Market Fund
Increase (Decrease) in Net Assets	May 31, 2026	May 31, 2025
Operations
Net investment income (loss)	$3,324,916	$4,416,291
Net realized gain (loss)	4,401	539
Net increase (decrease) in net assets resulting from operations	3,329,317	4,416,830

Distributions to Shareholders
From earnings:
Investor Class	(3,324,916)	(4,416,291)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,685,024)	(980,788)

Net increase (decrease) in net assets	(13,680,623)	(980,249)

Net Assets
Beginning of period	164,137,506	165,117,755
End of period	$150,456,883	$164,137,506

See Notes to Financial Statements.

Notes to Financial Statements
MAY 31, 2026

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

High-Yield Municipal Fund	Investor, I, Y, A, C
Intermediate-Term Tax-Free Bond Fund	Investor, I, Y, A, C
Tax-Free Money Market Fund	Investor

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

Securities held in Tax-Free Money Market Fund are generally valued at amortized cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which a fund invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on a fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended May 31, 2026 are as follows:

High-Yield Municipal Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee		Management Fee Waived
			Before Waiver	After Waiver
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%	0.59%	$386
I Class		0.0500% to 0.1100%	0.39%	0.39%	$414
Y Class		0.0200% to 0.0800%	0.36%	0.36%	$168
A Class		0.2500% to 0.3100%	0.59%	0.59%	$28
C Class		0.2500% to 0.3100%	0.59%	0.59%	$4

Intermediate-Term Tax-Free Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Tax-Free Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1570% to 0.2700%	0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2026 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
High-Yield Municipal Fund	$34,150,000	$35,995,000	—
Intermediate-Term Tax-Free Bond Fund	$37,460,000	$47,475,000	—
Tax-Free Money Market Fund	$2,730,000	$7,830,000	—

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended May 31, 2026 were as follows:

	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund
Purchases	$275,355,399	$2,818,185,669
Sales	$285,192,764	$1,533,344,386

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended May 31, 2026		Year ended May 31, 2025
	Shares	Amount	Shares	Amount
High-Yield Municipal Fund
Investor Class
Sold	4,912,664	$42,573,970	5,624,754	$50,002,112
Issued in reinvestment of distributions	957,321	8,299,456	969,988	8,587,050
Redeemed	(7,331,539)	(63,518,072)	(6,413,930)	(56,758,982)
	(1,461,554)	(12,644,646)	180,812	1,830,180
I Class
Sold	10,402,866	89,702,572	10,668,225	94,264,312
Issued in reinvestment of distributions	1,169,749	10,129,738	1,262,858	11,179,662
Redeemed	(14,470,353)	(124,900,387)	(11,772,150)	(103,848,117)
	(2,897,738)	(25,068,077)	158,933	1,595,857
Y Class
Sold	6,598,512	57,259,112	1,302,298	11,547,128
Issued in reinvestment of distributions	450,121	3,911,935	297,349	2,631,343
Redeemed	(2,490,710)	(21,625,410)	(1,277,660)	(11,220,972)
	4,557,923	39,545,637	321,987	2,957,499
A Class
Sold	518,281	4,509,740	425,669	3,789,227
Issued in reinvestment of distributions	82,703	714,717	109,315	967,733
Redeemed	(1,713,639)	(14,884,863)	(644,264)	(5,714,717)
	(1,112,655)	(9,660,406)	(109,280)	(957,757)
C Class
Sold	131,463	1,145,351	43,350	388,144
Issued in reinvestment of distributions	7,092	61,445	7,405	65,534
Redeemed	(126,520)	(1,096,302)	(92,996)	(826,213)
	12,035	110,494	(42,241)	(372,535)
Net increase (decrease)	(901,989)	$(7,716,998)	510,211	$5,053,244

	Year ended May 31, 2026		Year ended May 31, 2025
	Shares	Amount	Shares	Amount
Intermediate-Term Tax-Free Bond Fund
Investor Class
Sold	4,120,851	$44,264,377	4,638,280	$49,808,892
Issued in reinvestment of distributions	1,313,563	14,122,318	1,410,479	15,130,419
Redeemed	(7,612,364)	(81,519,843)	(11,019,203)	(117,990,606)
	(2,177,950)	(23,133,148)	(4,970,444)	(53,051,295)
I Class
Sold	98,021,574	1,062,643,892	56,172,002	599,473,099
Issued in reinvestment of distributions	5,940,916	63,916,460	5,315,922	57,042,368
Redeemed	(47,887,262)	(512,964,892)	(65,177,013)	(695,938,624)
	56,075,228	613,595,460	(3,689,089)	(39,423,157)
Y Class
Sold	96,873,273	1,036,276,042	41,013,791	437,967,577
Issued in reinvestment of distributions	4,245,211	45,654,077	3,356,288	35,981,244
Redeemed	(42,440,227)	(453,202,538)	(39,969,989)	(427,308,978)
	58,678,257	628,727,581	4,400,090	46,639,843
A Class
Sold	197,325	2,120,398	826,328	8,857,415
Issued in reinvestment of distributions	68,804	739,536	69,203	742,491
Redeemed	(595,351)	(6,381,463)	(494,061)	(5,275,246)
	(329,222)	(3,521,529)	401,470	4,324,660
C Class
Sold	23,837	256,843	45,140	485,255
Issued in reinvestment of distributions	4,231	45,452	4,945	53,034
Redeemed	(33,879)	(361,567)	(123,006)	(1,320,950)
	(5,811)	(59,272)	(72,921)	(782,661)
Net increase (decrease)	112,240,502	$1,215,609,092	(3,930,894)	$(42,292,610)

	Year ended May 31, 2026		Year ended May 31, 2025
	Shares	Amount	Shares	Amount
Tax-Free Money Market Fund
Investor Class
Sold	111,644,465	$111,644,465	114,365,777	$114,365,777
Issued in reinvestment of distributions	3,233,427	3,233,427	4,326,509	4,326,509
Redeemed	(128,562,916)	(128,562,916)	(119,673,074)	(119,673,074)
Net increase (decrease)	(13,685,024)	$(13,685,024)	(980,788)	$(980,788)

6. Investments in Affiliated Funds

The funds do not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of an affiliated fund's net assets.

7. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments

(variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
High-Yield Municipal Fund	$27,520,266	$7,449,117
Intermediate-Term Tax-Free Bond Fund	$179,952,560	$45,374,031

8. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2026 and May 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Exempt Income	Long-term Capital Gains	Exempt Income	Long-term Capital Gains
High-Yield Municipal Fund	$25,441,994	—	$25,796,753	—
Intermediate-Term Tax-Free Bond Fund	$140,719,419	—	$126,376,596	—
Tax-Free Money Market Fund	$3,320,515	$4,401	$4,415,759	$532

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund	Tax-Free Money Market Fund
Federal tax cost of investments	$601,048,303	$4,887,928,041	$148,910,672
Gross tax appreciation of investments	$12,040,188	$78,320,371	—
Gross tax depreciation of investments	(39,187,277)	(35,516,346)	—
Net tax appreciation (depreciation) of investments	(27,147,089)	42,804,025	—
Net tax appreciation (depreciation) on derivatives	—	—	—
Net tax appreciation (depreciation)	$(27,147,089)	$42,804,025	—
Other book-to-tax adjustments	$(28,630)	—	—
Undistributed exempt income	—	$160,828	$4,933
Accumulated short-term capital losses	$(26,450,605)	$(76,862,062)	—
Accumulated long-term capital losses	$(28,554,323)	$(102,268,129)	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and income from defaulted securities.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High-Yield Municipal Fund
Investor Class
2026	$8.52	0.38	0.24	0.62	(0.38)	—	(0.38)	$8.76	7.42%	0.60%	0.60%	4.43%	4.43%	49%	$219,526
2025	$8.71	0.38	(0.19)	0.19	(0.38)	—	(0.38)	$8.52	2.05%	0.59%	0.59%	4.31%	4.31%	47%	$225,998
2024	$8.63	0.37	0.08	0.45	(0.37)	—	(0.37)	$8.71	5.30%	0.60%	0.60%	4.32%	4.32%	37%	$229,456
2023	$9.31	0.34	(0.68)	(0.34)	(0.34)	—	(0.34)	$8.63	(3.61)%	0.60%	0.60%	3.86%	3.86%	50%	$240,924
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
I Class
2026	$8.52	0.40	0.23	0.63	(0.40)	—	(0.40)	$8.75	7.51%	0.40%	0.40%	4.63%	4.63%	49%	$240,062
2025	$8.71	0.40	(0.20)	0.20	(0.39)	—	(0.39)	$8.52	2.25%	0.39%	0.39%	4.51%	4.51%	47%	$258,198
2024	$8.63	0.40	0.06	0.46	(0.38)	—	(0.38)	$8.71	5.51%	0.40%	0.40%	4.52%	4.52%	37%	$262,572
2023	$9.31	0.36	(0.68)	(0.32)	(0.36)	—	(0.36)	$8.63	(3.42)%	0.40%	0.40%	4.06%	4.06%	50%	$339,700
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
Y Class
2026	$8.51	0.40	0.24	0.64	(0.40)	—	(0.40)	$8.75	7.67%	0.37%	0.37%	4.66%	4.66%	49%	$98,284
2025	$8.70	0.40	(0.19)	0.21	(0.40)	—	(0.40)	$8.51	2.16%	0.36%	0.36%	4.54%	4.54%	47%	$56,799
2024	$8.62	0.39	0.07	0.46	(0.38)	—	(0.38)	$8.70	5.66%	0.37%	0.37%	4.55%	4.55%	37%	$55,261
2023	$9.31	0.36	(0.69)	(0.33)	(0.36)	—	(0.36)	$8.62	(3.50)%	0.37%	0.37%	4.09%	4.09%	50%	$53,353
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
A Class
2026	$8.52	0.36	0.23	0.59	(0.36)	—	(0.36)	$8.75	7.03%	0.85%	0.85%	4.18%	4.18%	49%	$17,587
2025	$8.71	0.36	(0.20)	0.16	(0.35)	—	(0.35)	$8.52	1.80%	0.84%	0.84%	4.06%	4.06%	47%	$26,587
2024	$8.63	0.35	0.07	0.42	(0.34)	—	(0.34)	$8.71	5.03%	0.85%	0.85%	4.07%	4.07%	37%	$28,132
2023	$9.31	0.32	(0.68)	(0.36)	(0.32)	—	(0.32)	$8.63	(3.85)%	0.85%	0.85%	3.61%	3.61%	50%	$31,420
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
C Class
2026	$8.51	0.30	0.23	0.53	(0.29)	—	(0.29)	$8.75	6.36%	1.60%	1.60%	3.43%	3.43%	49%	$2,268
2025	$8.70	0.29	(0.19)	0.10	(0.29)	—	(0.29)	$8.51	0.92%	1.59%	1.59%	3.31%	3.31%	47%	$2,104
2024	$8.63	0.29	0.06	0.35	(0.28)	—	(0.28)	$8.70	4.25%	1.60%	1.60%	3.32%	3.32%	37%	$2,518
2023	$9.31	0.25	(0.68)	(0.43)	(0.25)	—	(0.25)	$8.63	(4.57)%	1.60%	1.60%	2.86%	2.86%	50%	$3,094
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Intermediate-Term Tax-Free Bond Fund
Investor Class
2026	$10.51	0.36	0.29	0.65	(0.36)	$10.80	6.29%	0.47%	3.38%	38%	$455,751
2025	$10.61	0.35	(0.10)	0.25	(0.35)	$10.51	2.27%	0.46%	3.29%	45%	$466,565
2024	$10.66	0.34	(0.05)	0.29	(0.34)	$10.61	2.81%	0.47%	3.15%	46%	$523,750
2023	$10.96	0.30	(0.29)	0.01	(0.31)	$10.66	0.08%	0.47%	2.84%	65%	$663,668
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
I Class
2026	$10.52	0.39	0.28	0.67	(0.39)	$10.80	6.41%	0.27%	3.58%	38%	$2,293,408
2025	$10.62	0.37	(0.10)	0.27	(0.37)	$10.52	2.57%	0.26%	3.49%	45%	$1,642,929
2024	$10.66	0.36	(0.04)	0.32	(0.36)	$10.62	3.02%	0.27%	3.35%	46%	$1,697,701
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.28%	0.27%	3.04%	65%	$1,899,929
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
Y Class
2026	$10.51	0.39	0.29	0.68	(0.39)	$10.80	6.54%	0.24%	3.61%	38%	$2,110,502
2025	$10.61	0.38	(0.10)	0.28	(0.38)	$10.51	2.60%	0.23%	3.52%	45%	$1,437,780
2024	$10.66	0.36	(0.05)	0.31	(0.36)	$10.61	2.95%	0.24%	3.38%	46%	$1,404,762
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.31%	0.24%	3.07%	65%	$1,128,484
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
A Class
2026	$10.52	0.34	0.28	0.62	(0.34)	$10.80	5.93%	0.72%	3.13%	38%	$22,916
2025	$10.61	0.33	(0.09)	0.24	(0.33)	$10.52	2.11%	0.71%	3.04%	45%	$25,771
2024	$10.66	0.31	(0.05)	0.26	(0.31)	$10.61	2.56%	0.72%	2.90%	46%	$21,754
2023	$10.96	0.28	(0.30)	(0.02)	(0.28)	$10.66	(0.17)%	0.72%	2.59%	65%	$24,489
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
C Class
2026	$10.51	0.26	0.28	0.54	(0.26)	$10.79	5.14%	1.47%	2.38%	38%	$2,019
2025	$10.61	0.25	(0.10)	0.15	(0.25)	$10.51	1.35%	1.46%	2.29%	45%	$2,027
2024	$10.65	0.23	(0.04)	0.19	(0.23)	$10.61	1.79%	1.47%	2.15%	46%	$2,819
2023	$10.96	0.20	(0.31)	(0.11)	(0.20)	$10.65	(1.01)%	1.47%	1.84%	65%	$3,200
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Tax-Free Money Market Fund
Investor Class
2026	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.12%	0.49%	0.49%	2.10%	2.10%	$150,457
2025	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	2.78%	0.49%	0.49%	2.75%	2.75%	$164,138
2024	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	3.22%	0.50%	0.50%	3.18%	3.18%	$165,118
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.91%	0.50%	0.50%	1.90%	1.90%	$173,270
2022	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Century Municipal Trust (the “Funds”) comprising the High-Yield Municipal Fund, Intermediate-Term Tax-Free Bond Fund, and Tax-Free Money Market Fund, including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Century Municipal Trust as of May 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended May 31, 2026.

	Exempt Interest Dividends	Long-Term Capital Gain Distributions (20% Rate)
High-Yield Municipal Fund	$25,465,767	—
Intermediate-Term Tax-Free Bond Fund	$140,871,429	—
Tax-Free Money Market Fund	$3,320,515	$4,401

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 2607

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 23, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 23, 2026